Document and Entity Information	12 Months Ended
Jul. 27, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2012
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Jul 27, 2012
Document Effective Date	Jul 27, 2012
Prospectus Date	Jul 27, 2012

Goldman Sachs High Yield Municipal Fund
Goldman Sachs High Yield Municipal Fund—Summary
Investment Objective
The Goldman Sachs High Yield Municipal Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs High Yield Municipal Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
Redemption Fee	[2]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs High Yield Municipal Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Management Fees		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.15%	0.15%	0.15%	0.06%	0.56%	0.15%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.15%	0.15%	0.15%	0.06%	0.06%	0.15%
Total Annual Fund Operating Expenses		0.93%	1.68%	1.68%	0.59%	1.09%	0.68%
Fee Waiver and Expense Limitation	[1]	(0.07%)	(0.07%)	(0.07%)	(0.02%)	(0.02%)	(0.07%)
Total Annual Fund Operating Expenses	[2][3]	0.86%	1.61%	1.61%	0.57%	1.07%	0.61%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets, through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund. Additionally, the Transfer Agent has agreed to waive a portion of its transfer agency fee attributable to Class A, Class B, Class C, and Class IR Shares of the Fund such that the "Other Expenses" amounts for those share classes do not exceed 0.08%. This arrangement will remain in effect through at least July 27, 2013, and prior to such date, the Transfer Agent may not terminate the arrangement without the approval of the Board of Trustees.
[2]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming complete redemption at end of period
Expense Example Goldman Sachs High Yield Municipal Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	534	726	935	1,535
Class B Shares	664	823	1,106	1,782
Class C Shares	264	523	906	1,981
Institutional Shares	58	187	327	736
Service Shares	109	345	599	1,327
Class IR Shares	62	211	372	840

Assuming no redemption
Expense Example, No Redemption Goldman Sachs High Yield Municipal Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	164	523	906	1,782
Class C Shares	164	523	906	1,981

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 27% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB+, Ba1 or below by a NRSRO. Non-investment grade securities are commonly referred to as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable quality. The Fund may purchase the securities of issuers that are in default. Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).

Under normal circumstances, the Fund may also invest the remainder of its Total Assets in higher grade fixed income securities.

In pursuing its principal investment strategy, the Investment Adviser will assess the relative value in the Municipal Securities market from both a credit and yield curve perspective. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. Tax-exempt securities offering the high current income sought by the Fund may be predominantly in the lower rating categories of NRSROs (BB+/Ba1 or lower).

The Fund may concentrate its investments in issuers within the same states or economic sector.

The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may invest in securities of other investment companies (specifically, registered money market funds) to manage uninvested cash in the portfolio.

Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays Aggregate Municipal Bond Index, plus or minus two years. (Historically, over the last ten years, the duration of the Barclays Aggregate Municipal Bond Index has ranged between 5.91 and 8.55 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a diversified mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. The Fund may purchase the securities of issuers that are in default.

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Performance
The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Class IR Shares compare to those of certain broad-based securities market indices and to the High Yield Municipal Fund Composite Index, a custom benchmark comprised of the Barclays Aggregate Municipal Bond Index (40%) and the Barclays High Yield Municipal Bond Index (60%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects fee waivers and expense limitations in effect.

Because Service Shares have not commenced operations as of the date of this Prospectus, no performance information is shown for these share classes. Service Shares would have annual returns substantially similar to those of the other share classes shown because Service Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Service Shares have different expenses.

TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the six-month period ended June 30, 2012 was 10.01%. Best Quarter Q3 ‘09 +16.87% Worst Quarter Q4 ‘08 --22.35%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs High Yield Municipal Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	5.02%	(1.66%)	2.85%	3.58%	Apr 30, 2000
Class A Shares Returns After Taxes on Distributions	4.92%	(1.70%)	2.82%	3.55%	Apr 30, 2000
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.09%	(0.74%)	3.15%	3.80%	Apr 30, 2000
Class B Shares	3.85%	(1.90%)	2.70%	3.45%	Apr 30, 2000
Class C Shares	8.05%	(1.50%)	2.56%	3.21%	Apr 30, 2000
Institutional Shares	10.25%	(0.42%)	3.70%	4.37%	Apr 30, 2000
Institutional Shares High Yield Municipal Fund Composite Index	9.83%	3.48%	5.51%	5.62%
Institutional Shares Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%	5.74%
Institutional Shares Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.25%	2.20%	5.51%	5.47%
Class IR Shares	10.18%			5.17%	Jul 30, 2010
Class IR Shares High Yield Municipal Fund Composite Index	9.83%			5.77%
Class IR Shares Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%			5.79%
Class IR Shares Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.25%			5.75%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs High Yield Municipal Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs High Yield Municipal Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB+, Ba1 or below by a NRSRO. Non-investment grade securities are commonly referred to as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable quality. The Fund may purchase the securities of issuers that are in default. Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).

Under normal circumstances, the Fund may also invest the remainder of its Total Assets in higher grade fixed income securities.

In pursuing its principal investment strategy, the Investment Adviser will assess the relative value in the Municipal Securities market from both a credit and yield curve perspective. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. Tax-exempt securities offering the high current income sought by the Fund may be predominantly in the lower rating categories of NRSROs (BB+/Ba1 or lower).

The Fund may concentrate its investments in issuers within the same states or economic sector.

The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may invest in securities of other investment companies (specifically, registered money market funds) to manage uninvested cash in the portfolio.

		Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays Aggregate Municipal Bond Index, plus or minus two years. (Historically, over the last ten years, the duration of the Barclays Aggregate Municipal Bond Index has ranged between 5.91 and 8.55 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a diversified mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. The Fund may purchase the securities of issuers that are in default.

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

		Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a diversified mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Class IR Shares compare to those of certain broad-based securities market indices and to the High Yield Municipal Fund Composite Index, a custom benchmark comprised of the Barclays Aggregate Municipal Bond Index (40%) and the Barclays High Yield Municipal Bond Index (60%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects fee waivers and expense limitations in effect.

Because Service Shares have not commenced operations as of the date of this Prospectus, no performance information is shown for these share classes. Service Shares would have annual returns substantially similar to those of the other share classes shown because Service Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Service Shares have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Class IR Shares compare to those of certain broad-based securities market indices and to the High Yield Municipal Fund Composite Index, a custom benchmark comprised of the Barclays Aggregate Municipal Bond Index (40%) and the Barclays High Yield Municipal Bond Index (60%).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Service Shares have not commenced operations as of the date of this Prospectus, no performance information is shown for these share classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Institutional Shares for the six-month period ended June 30, 2012 was 10.01%. Best Quarter Q3 ‘09 +16.87% Worst Quarter Q4 ‘08 --22.35%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs High Yield Municipal Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%	[4],[5]
1 Year	rr_ExpenseExampleYear01	534
3 Years	rr_ExpenseExampleYear03	726
5 Years	rr_ExpenseExampleYear05	935
10 Years	rr_ExpenseExampleYear10	1,535
1 Year	rr_AverageAnnualReturnYear01	5.02%
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2000
Goldman Sachs High Yield Municipal Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.61%	[4],[5]
1 Year	rr_ExpenseExampleYear01	664
3 Years	rr_ExpenseExampleYear03	823
5 Years	rr_ExpenseExampleYear05	1,106
10 Years	rr_ExpenseExampleYear10	1,782
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	523
5 Years	rr_ExpenseExampleNoRedemptionYear05	906
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,782
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
10 Years	rr_AverageAnnualReturnYear10	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2000
Goldman Sachs High Yield Municipal Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.61%	[4],[5]
1 Year	rr_ExpenseExampleYear01	264
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	906
10 Years	rr_ExpenseExampleYear10	1,981
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	523
5 Years	rr_ExpenseExampleNoRedemptionYear05	906
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,981
1 Year	rr_AverageAnnualReturnYear01	8.05%
5 Years	rr_AverageAnnualReturnYear05	(1.50%)
10 Years	rr_AverageAnnualReturnYear10	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2000
Goldman Sachs High Yield Municipal Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.57%	[4],[5]
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	327
10 Years	rr_ExpenseExampleYear10	736
2002	rr_AnnualReturn2002	7.94%
2003	rr_AnnualReturn2003	9.17%
2004	rr_AnnualReturn2004	7.04%
2005	rr_AnnualReturn2005	7.72%
2006	rr_AnnualReturn2006	8.17%
2007	rr_AnnualReturn2007	(6.78%)
2008	rr_AnnualReturn2008	(29.79%)
2009	rr_AnnualReturn2009	29.03%
2010	rr_AnnualReturn2010	5.25%
2011	rr_AnnualReturn2011	10.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2000
Goldman Sachs High Yield Municipal Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[4],[5]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	1,327
Goldman Sachs High Yield Municipal Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61%	[4],[5]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	372
10 Years	rr_ExpenseExampleYear10	840
1 Year	rr_AverageAnnualReturnYear01	10.18%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs High Yield Municipal Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	(1.70%)
10 Years	rr_AverageAnnualReturnYear10	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2000
Goldman Sachs High Yield Municipal Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	(0.74%)
10 Years	rr_AverageAnnualReturnYear10	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2000
Goldman Sachs High Yield Municipal Fund | High Yield Municipal Fund Composite Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Goldman Sachs High Yield Municipal Fund | High Yield Municipal Fund Composite Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Goldman Sachs High Yield Municipal Fund | Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Goldman Sachs High Yield Municipal Fund | Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Goldman Sachs High Yield Municipal Fund | Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Goldman Sachs High Yield Municipal Fund | Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets, through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund. Additionally, the Transfer Agent has agreed to waive a portion of its transfer agency fee attributable to Class A, Class B, Class C, and Class IR Shares of the Fund such that the "Other Expenses" amounts for those share classes do not exceed 0.08%. This arrangement will remain in effect through at least July 27, 2013, and prior to such date, the Transfer Agent may not terminate the arrangement without the approval of the Board of Trustees.
[4]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[5]	After Fee Waiver and Expense Limitation

Goldman Sachs Municipal Income Fund
Goldman Sachs Municipal Income Fund—Summary
Investment Objective
The Goldman Sachs Municipal Income Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Municipal Income Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Municipal Income Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.19%	0.19%	0.19%	0.10%	0.60%	0.19%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.19%	0.19%	0.19%	0.10%	0.10%	0.19%
Total Annual Fund Operating Expenses		0.99%	1.74%	1.74%	0.65%	1.15%	0.74%
Fee Waiver and Expense Limitation	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses	[2][3]	0.78%	1.53%	1.53%	0.44%	0.94%	0.53%
[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets, and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of average daily net assets of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming complete redemption at end of period
Expense Example Goldman Sachs Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	452	658	882	1,524
Class B Shares	656	828	1,124	1,836
Class C Shares	256	528	924	2,034
Institutional Shares	45	187	341	791
Service Shares	96	345	613	1,379
Class IR Shares	54	215	391	899

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	156	528	924	1,836
Class C Shares	156	528	924	2,034

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 9% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may concentrate its investments in issuers within the same states or economic sector.

The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays Aggregate Municipal Bond Index, plus or minus one year. (Historically, over the last ten years, the duration of the Barclays Aggregate Municipal Bond Index has ranged between 5.91 and 8.55 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment.

Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic, and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Performance
The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the six-month period ended June 30, 2012 was 6.12%. Best Quarter Q3 ‘09 +10.05% Worst Quarter Q4 ‘08 –5.89%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Municipal Income Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	6.73%	2.97%	4.19%	4.73%		Jul 20, 1993
Class A Shares Returns After Taxes on Distributions	6.71%	2.96%	4.19%	4.66%		Jul 20, 1993
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.88%	3.11%	4.19%	4.63%		Jul 20, 1993
Class A Shares Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%	5.64%	[1]	Jul 20, 1993
Class B Shares	4.87%	2.56%	3.95%	4.63%		May 1, 1996
Class B Shares Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%	5.72%		May 1, 1996
Class C Shares	9.09%	2.99%	3.81%	3.87%		Aug 15, 1997
Class C Shares Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%	5.46%		Aug 15, 1997
Institutional Shares	11.25%	4.11%	4.97%	5.03%		Aug 15, 1997
Institutional Shares Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%	5.46%		Aug 15, 1997
Service Shares	10.66%	3.55%	4.44%	4.54%		Aug 15, 1997
Service Shares Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%	5.46%		Aug 15, 1997
Class IR Shares	10.93%			5.75%		Jul 30, 2010
Class IR Shares Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%			5.79%		Jul 30, 2010
[1]	Return for the Index is calculated from August 1, 1993, the commencement of the month nearest to the Class A Shares inception date.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Municipal Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Municipal Income Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in "Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares" beginning on page 57 of this Prospectus and "Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends" beginning on page B-128 of the Fund’s Statement of Additional Information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may concentrate its investments in issuers within the same states or economic sector.

The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays Aggregate Municipal Bond Index, plus or minus one year. (Historically, over the last ten years, the duration of the Barclays Aggregate Municipal Bond Index has ranged between 5.91 and 8.55 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment.

Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic, and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

		Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Institutional Shares from year to year; and (b) how the average annual total returns of the Fund's Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Institutional Shares for the six-month period ended June 30, 2012 was 6.12%. Best Quarter Q3 ‘09 +10.05% Worst Quarter Q4 ‘08 –5.89%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Municipal Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%	[3],[4]
1 Year	rr_ExpenseExampleYear01	452
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,524
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 1993
Goldman Sachs Municipal Income Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[3],[4]
1 Year	rr_ExpenseExampleYear01	656
3 Years	rr_ExpenseExampleYear03	828
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	1,836
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	528
5 Years	rr_ExpenseExampleNoRedemptionYear05	924
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,836
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Municipal Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[3],[4]
1 Year	rr_ExpenseExampleYear01	256
3 Years	rr_ExpenseExampleYear03	528
5 Years	rr_ExpenseExampleYear05	924
10 Years	rr_ExpenseExampleYear10	2,034
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	528
5 Years	rr_ExpenseExampleNoRedemptionYear05	924
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,034
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Municipal Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.44%	[3],[4]
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	341
10 Years	rr_ExpenseExampleYear10	791
2002	rr_AnnualReturn2002	8.39%
2003	rr_AnnualReturn2003	6.04%
2004	rr_AnnualReturn2004	5.07%
2005	rr_AnnualReturn2005	4.58%
2006	rr_AnnualReturn2006	5.22%
2007	rr_AnnualReturn2007	(0.30%)
2008	rr_AnnualReturn2008	(10.68%)
2009	rr_AnnualReturn2009	20.13%
2010	rr_AnnualReturn2010	2.81%
2011	rr_AnnualReturn2011	11.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.89%)
1 Year	rr_AverageAnnualReturnYear01	11.25%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Municipal Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%	[3],[4]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,379
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Municipal Income Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.53%	[3],[4]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	391
10 Years	rr_ExpenseExampleYear10	899
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Municipal Income Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 1993
Goldman Sachs Municipal Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 1993
Goldman Sachs Municipal Income Fund | Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 1993
Goldman Sachs Municipal Income Fund | Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Municipal Income Fund | Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Municipal Income Fund | Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Municipal Income Fund | Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Municipal Income Fund | Barclays Aggregate Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets, and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of average daily net assets of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[4]	After Fee Waiver and Expense Limitation
[5]	Return for the Index is calculated from August 1, 1993, the commencement of the month nearest to the Class A Shares inception date.

Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Short Duration Tax-Free Fund—Summary
Investment Objective
The Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Short Duration Tax-Free Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	2.00%	0.65%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within three years of purchase, declining from a rate of 2% in the first year to 1% in the third year, and eliminated thereafter. A CDSC of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Short Duration Tax-Free Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Management Fees		0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.15%	0.15%	0.15%	0.06%	0.56%	0.15%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.15%	0.15%	0.15%	0.06%	0.06%	0.15%
Total Annual Fund Operating Expenses		0.77%	1.52%	1.52%	0.43%	0.93%	0.52%
Fee Waiver and Expense Limitation	[1]	(0.04%)	(0.19%)	(0.39%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses	[2][3]	0.73%	1.33%	1.13%	0.39%	0.89%	0.48%
[1]	The Investment Adviser has agreed to (i) waive a portion of its Management Fee in order to achieve an effective rate of 0.35% as an annual percentage rate of average daily net assets of the Fund and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, service fees, shareholder administration fees, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to (i) waive a portion of the distribution and service (12b-1) fees equal to 0.15% of the average daily net assets attributable to Class B Shares of the Fund, and (ii) waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. Each arrangement will remain in effect through at least July 27, 2013, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[2]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming complete redemption at end of period
Expense Example Goldman Sachs Short Duration Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	223	388	568	1,086
Class B Shares	335	462	811	1,593
Class C Shares	180	442	792	1,779
Institutional Shares	40	134	237	538
Service Shares	91	292	511	1,139
Class IR Shares	49	163	287	649

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Short Duration Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	135	462	811	1,593
Class C Shares	115	442	792	1,779

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 24% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal market conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s Net Assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays 1-3 Year Municipal Bond Index, plus or minus 0.5 years. (Historically, over the last ten years, the duration of the Barclays 1-3 Year Municipal Bond Index has ranged between 1.88 and 2.08 years). The reference to “Short-Duration” in the Fund’s name refers to this duration. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects fee waivers and expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the six-month period ended June 30, 2012 was 1.30%. Best Quarter Q2 ‘02 +2.58% Worst Quarter Q2 ‘04 –0.93%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Short Duration Tax-Free Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	1.79%	2.94%	2.69%	3.18%		May 1, 1997
Class A Shares Returns After Taxes on Distributions	1.79%	2.93%	2.68%	3.18%		May 1, 1997
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.78%	2.85%	2.64%	3.13%		May 1, 1997
Class A Shares Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes)	2.75%	3.87%	3.31%	3.87%		May 1, 1997
Class B Shares	0.70%	2.64%	2.34%	2.95%		May 1, 1997
Class B Shares Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes)	2.75%	3.87%	3.31%	3.87%		May 1, 1997
Class C Shares	2.18%	2.56%	2.12%	2.46%		Aug 15, 1997
Class C Shares Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes)	2.75%	3.87%	3.31%	3.81%	[1]	Aug 15, 1997
Institutional Shares	3.60%	3.61%	3.22%	3.78%		Oct 1, 1992
Institutional Shares Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes)	2.75%	3.87%	3.31%			Oct 1, 1992
Service Shares	3.19%	3.10%	2.71%	3.29%		Sep 20, 1994
Service Shares Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes)	2.75%	3.87%	3.31%	4.08%	[2]	Sep 20, 1994
Class IR Shares	3.51%			2.20%		Jul 30, 2010
Class IR Shares Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes)	2.75%			1.70%		Jul 30, 2010
[1]	Return for the Index is calculated from September 1, 1997, the commencement of the month nearest to the Class C Shares inception date.
[2]	Return for the Index is calculated from October 1, 1994, the commencement of the month nearest to the Service Shares inception date.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Short Duration Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Short Duration Tax-Free Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within three years of purchase, declining from a rate of 2% in the first year to 1% in the third year, and eliminated thereafter. A CDSC of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax. Under normal market conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s Net Assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting.

Under normal interest rate conditions, the Fund’s duration is expected to be equal to that of the Barclays 1-3 Year Municipal Bond Index, plus or minus 0.5 years. (Historically, over the last ten years, the duration of the Barclays 1-3 Year Municipal Bond Index has ranged between 1.88 and 2.08 years). The reference to “Short-Duration” in the Fund’s name refers to this duration. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Concentration Risk. If the Fund concentrates its investments in issuers within the same country, state or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State Specific Risk. The Fund’s investments in municipal obligations of issuers located in a particular state may be adversely affected by political, economic and regulatory developments within that state. Such developments may affect the financial condition of a state’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

		Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects fee waivers and expense limitations in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Institutional Shares for the six-month period ended June 30, 2012 was 1.30%. Best Quarter Q2 ‘02 +2.58% Worst Quarter Q2 ‘04 –0.93%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Short Duration Tax-Free Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.73%	[3],[4]
1 Year	rr_ExpenseExampleYear01	223
3 Years	rr_ExpenseExampleYear03	388
5 Years	rr_ExpenseExampleYear05	568
10 Years	rr_ExpenseExampleYear10	1,086
1 Year	rr_AverageAnnualReturnYear01	1.79%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Tax-Free Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%	[3],[4]
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	811
10 Years	rr_ExpenseExampleYear10	1,593
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	811
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,593
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Tax-Free Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[3],[4]
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	442
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Short Duration Tax-Free Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.48%	[3],[4]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	163
5 Years	rr_ExpenseExampleYear05	287
10 Years	rr_ExpenseExampleYear10	649
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Short Duration Tax-Free Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.39%	[3],[4]
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	134
5 Years	rr_ExpenseExampleYear05	237
10 Years	rr_ExpenseExampleYear10	538
2002	rr_AnnualReturn2002	5.82%
2003	rr_AnnualReturn2003	2.25%
2004	rr_AnnualReturn2004	1.42%
2005	rr_AnnualReturn2005	1.27%
2006	rr_AnnualReturn2006	3.44%
2007	rr_AnnualReturn2007	3.75%
2008	rr_AnnualReturn2008	2.67%
2009	rr_AnnualReturn2009	6.19%
2010	rr_AnnualReturn2010	1.91%
2011	rr_AnnualReturn2011	3.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.93%)
1 Year	rr_AverageAnnualReturnYear01	3.60%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1992
Goldman Sachs Short Duration Tax-Free Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[3],[4]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,139
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 1994
Goldman Sachs Short Duration Tax-Free Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.78%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Tax-Free Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.79%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Tax-Free Fund | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Tax-Free Fund | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Tax-Free Fund | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Short Duration Tax-Free Fund | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Short Duration Tax-Free Fund | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1992
Goldman Sachs Short Duration Tax-Free Fund | Barclays Municipal 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes) | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 1994

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within three years of purchase, declining from a rate of 2% in the first year to 1% in the third year, and eliminated thereafter. A CDSC of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to (i) waive a portion of its Management Fee in order to achieve an effective rate of 0.35% as an annual percentage rate of average daily net assets of the Fund and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, service fees, shareholder administration fees, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to (i) waive a portion of the distribution and service (12b-1) fees equal to 0.15% of the average daily net assets attributable to Class B Shares of the Fund, and (ii) waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. Each arrangement will remain in effect through at least July 27, 2013, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[4]	After Fee Waiver and Expense Limitation
[5]	Return for the Index is calculated from September 1, 1997, the commencement of the month nearest to the Class C Shares inception date.
[6]	Return for the Index is calculated from October 1, 1994, the commencement of the month nearest to the Service Shares inception date.

Goldman Sachs Core Fixed Income Fund
Goldman Sachs Core Fixed Income Fund—Summary
Investment Objective
The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays U.S. Aggregate Bond Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Core Fixed Income Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Core Fixed Income Fund	Class A	Class B	Class C	Institutional	Service	Class IR	Class R Shares
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses	0.18%	0.18%	0.18%	0.09%	0.59%	0.18%	0.18%
Service Fees	none	none	none	none	0.25%	none	none
Shareholder Administration Fees	none	none	none	none	0.25%	none	none
All Other Expenses	0.18%	0.18%	0.18%	0.09%	0.09%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.81%	1.56%	1.56%	0.47%	0.97%	0.56%	1.06%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Core Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	455	624	808	1,339
Class B Shares	659	793	1,050	1,655
Class C Shares	259	493	850	1,856
Institutional Shares	48	151	263	591
Service Shares	99	309	536	1,190
Class IR Shares	57	179	313	701
Class R Shares	108	337	585	1,294

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Core Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	159	493	850	1,655
Class C Shares	159	493	850	1,856

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 687% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) and asset-backed securities. The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.

The Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”), and 10% of the Fund’s Total Assets may be invested in obligations of issuers in countries with emerging markets or economies (“emerging countries”). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s Total Assets. In pursuing its investment objective, the Fund uses the Index as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index.

The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality.

The Fund’s target duration range under normal interest rate conditions is that of the Index plus or minus one year, and over the last ten years ended June 30, 2012, the duration of the Index has ranged between 3.71 and 5.19 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk. Loss may result from the Fund’s investments in forwards and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 3.05%. Best Quarter Q3 ‘09 +8.52% Worst Quarter Q3 ‘08 –4.12%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Core Fixed Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	3.06%	3.95%	4.44%	5.28%	May 1, 1997
Class A Shares Returns After Taxes on Distributions	2.33%	2.61%	2.88%	3.40%	May 1, 1997
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.98%	2.56%	2.86%	3.36%	May 1, 1997
Class A Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.77%	6.40%	May 1, 1997
Class B Shares	1.18%	3.58%	4.20%	5.13%	May 1, 1997
Class B Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.77%	6.40%	May 1, 1997
Class C Shares	5.23%	3.96%	4.07%	4.61%	Aug 15, 1997
Class C Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.77%	6.25%	Aug 15, 1997
Institutional Shares	7.40%	5.10%	5.23%	5.96%	Jan 5, 1994
Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.77%	6.27%	Jan 5, 1994
Service Shares	6.87%	4.59%	4.72%	5.45%	Mar 13, 1996
Service Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.77%	6.36%	Mar 13, 1996
Class IR Shares	7.32%			4.56%	Nov 30, 2007
Class IR Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%			6.31%	Nov 30, 2007
Class R Shares	6.80%			4.07%	Nov 30, 2007
Class R Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%			6.31%	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Core Fixed Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays U.S. Aggregate Bond Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 687% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	687.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) and asset-backed securities. The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.

The Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”), and 10% of the Fund’s Total Assets may be invested in obligations of issuers in countries with emerging markets or economies (“emerging countries”). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s Total Assets. In pursuing its investment objective, the Fund uses the Index as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index.

The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality.

		The Fund’s target duration range under normal interest rate conditions is that of the Index plus or minus one year, and over the last ten years ended June 30, 2012, the duration of the Index has ranged between 3.71 and 5.19 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk. Loss may result from the Fund’s investments in forwards and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

		U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 3.05%. Best Quarter Q3 ‘09 +8.52% Worst Quarter Q3 ‘08 –4.12%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Core Fixed Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	455
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,339
2002	rr_AnnualReturn2002	8.12%
2003	rr_AnnualReturn2003	6.06%
2004	rr_AnnualReturn2004	4.59%
2005	rr_AnnualReturn2005	2.36%
2006	rr_AnnualReturn2006	3.63%
2007	rr_AnnualReturn2007	6.30%
2008	rr_AnnualReturn2008	(10.92%)
2009	rr_AnnualReturn2009	15.95%
2010	rr_AnnualReturn2010	7.31%
2011	rr_AnnualReturn2011	7.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.12%)
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Core Fixed Income Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,050
10 Years	rr_ExpenseExampleYear10	1,655
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,655
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Core Fixed Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	259
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,856
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Core Fixed Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_AverageAnnualReturnYear01	7.40%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 1994
Goldman Sachs Core Fixed Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
1 Year	rr_AverageAnnualReturnYear01	6.87%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1996
Goldman Sachs Core Fixed Income Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701
1 Year	rr_AverageAnnualReturnYear01	7.32%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Core Fixed Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Core Fixed Income Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.33%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Core Fixed Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Core Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Core Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Core Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Core Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 1994
Goldman Sachs Core Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1996
Goldman Sachs Core Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Core Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Goldman Sachs Core Plus Fixed Income Fund
Goldman Sachs Core Plus Fixed Income Fund—Summary
Investment Objective
The Goldman Sachs Core Plus Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays U.S. Aggregate Bond Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Core Plus Fixed Income Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Core Plus Fixed Income Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.29%	0.29%	0.29%	0.20%	0.70%	0.29%	0.29%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.29%	0.29%	0.29%	0.20%	0.20%	0.29%	0.29%
Total Annual Fund Operating Expenses		0.99%	1.74%	1.74%	0.65%	1.15%	0.74%	1.24%
Expense Limitation	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses	[2]	0.83%	1.58%	1.58%	0.49%	0.99%	0.58%	1.08%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Core Plus Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	457	663	887	1,529
Class B Shares	661	832	1,129	1,840
Class C Shares	261	532	929	2,038
Institutional Shares	50	192	346	795
Service Shares	101	350	618	1,383
Class IR Shares	59	220	396	903
Class R Shares	110	378	666	1,486

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Core Plus Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	161	532	929	1,840
Class C Shares	161	532	929	2,038

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 767% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, collateralized loan obligations, privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, high yield non-investment grade securities (securities rated BB, Ba or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality) and fixed income securities of issuers in countries with emerging markets or economies (“emerging countries”). The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The Fund may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The Fund may invest up to 15% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in obligations of issuers in emerging countries. In pursuing its investment objective, the Fund uses the Index as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index. The Fund may also purchase securities of issuers in default.

The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 25% of its Total Assets at the time of purchase. Otherwise, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. Securities will either be rated by a NRSRO or, if unrated, determined by the Investment Adviser to be of comparable quality.

The Fund’s target duration range under normal interest rate conditions is that of the Index, plus or minus 1.5 years, and over the last ten years ended June 30, 2012, the duration of the Index has ranged between 3.71 and 5.19 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk. Loss may result from the Fund’s investments in forwards and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 4.09%. Best Quarter Q3 ‘09 +5.88% Worst Quarter Q3 ‘08 –3.49%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Core Plus Fixed Income Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	1.57%	4.79%	4.62%	Nov 30, 2006
Class A Shares Returns After Taxes on Distributions	0.02%	3.08%	2.92%	Nov 30, 2006
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.12%	3.09%	2.95%	Nov 30, 2006
Class A Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.26%	Nov 30, 2006
Class B Shares	(0.42%)		4.84%	Jun 20, 2007
Class B Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%		7.07%	Jun 20, 2007
Class C Shares	3.74%	4.80%	4.61%	Nov 30, 2006
Class C Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.26%	Nov 30, 2006
Institutional Shares	5.82%	5.95%	5.76%	Nov 30, 2006
Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.26%	Nov 30, 2006
Service Shares	5.32%		5.92%	Jun 20, 2007
Service Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%		7.07%	Jun 20, 2007
Class IR Shares	5.52%		5.54%	Nov 30, 2007
Class IR Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.31%	Nov 30, 2007
Class R Shares	5.20%		5.07%	Nov 30, 2007
Class R Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.31%	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Core Plus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Core Plus Fixed Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Core Plus Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays U.S. Aggregate Bond Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 767% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	767.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, collateralized loan obligations, privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, high yield non-investment grade securities (securities rated BB, Ba or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality) and fixed income securities of issuers in countries with emerging markets or economies (“emerging countries”). The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The Fund may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The Fund may invest up to 15% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in obligations of issuers in emerging countries. In pursuing its investment objective, the Fund uses the Index as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index. The Fund may also purchase securities of issuers in default.

The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 25% of its Total Assets at the time of purchase. Otherwise, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. Securities will either be rated by a NRSRO or, if unrated, determined by the Investment Adviser to be of comparable quality.

		The Fund’s target duration range under normal interest rate conditions is that of the Index, plus or minus 1.5 years, and over the last ten years ended June 30, 2012, the duration of the Index has ranged between 3.71 and 5.19 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk. Loss may result from the Fund’s investments in forwards and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

		U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 4.09%. Best Quarter Q3 ‘09 +5.88% Worst Quarter Q3 ‘08 –3.49%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Core Plus Fixed Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.83%	[3]
1 Year	rr_ExpenseExampleYear01	457
3 Years	rr_ExpenseExampleYear03	663
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,529
2007	rr_AnnualReturn2007	6.57%
2008	rr_AnnualReturn2008	(4.62%)
2009	rr_AnnualReturn2009	13.79%
2010	rr_AnnualReturn2010	7.57%
2011	rr_AnnualReturn2011	5.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.49%)
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
Goldman Sachs Core Plus Fixed Income Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[3]
1 Year	rr_ExpenseExampleYear01	661
3 Years	rr_ExpenseExampleYear03	832
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	1,840
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,840
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007
Goldman Sachs Core Plus Fixed Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[3]
1 Year	rr_ExpenseExampleYear01	261
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	2,038
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,038
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
Goldman Sachs Core Plus Fixed Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%	[3]
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	795
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
Goldman Sachs Core Plus Fixed Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[3]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	618
10 Years	rr_ExpenseExampleYear10	1,383
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007
Goldman Sachs Core Plus Fixed Income Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.58%	[3]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	396
10 Years	rr_ExpenseExampleYear10	903
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Core Plus Fixed Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.08%	[3]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,486
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Core Plus Fixed Income Fund | After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
Goldman Sachs Core Plus Fixed Income Fund | After Taxes on Distributions and Sales | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
Goldman Sachs Core Plus Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
Goldman Sachs Core Plus Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007
Goldman Sachs Core Plus Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
Goldman Sachs Core Plus Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
Goldman Sachs Core Plus Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007
Goldman Sachs Core Plus Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Core Plus Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	After Expense Limitation

Goldman Sachs Global Income Fund
Goldman Sachs Global Income Fund—Summary
Investment Objective
The Goldman Sachs Global Income Fund (the “Fund”) seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Global Income Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Global Income Fund		Class A Shares	Class B	Class C	Institutional	Service	Class IR
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.24%	0.24%	0.24%	0.15%	0.65%	0.24%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.24%	0.24%	0.24%	0.15%	0.15%	0.24%
Total Annual Fund Operating Expenses		1.14%	1.89%	1.89%	0.80%	1.30%	0.89%
Expense Limitation	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses	[2]	1.03%	1.78%	1.78%	0.69%	1.19%	0.78%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrange-ment for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Global Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	476	713	969	1,700
Class B Shares	681	883	1,211	2,007
Class C Shares	281	583	1,011	2,203
Institutional Shares	70	244	433	980
Service Shares	121	401	702	1,558
Class IR Shares	80	273	482	1,086

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Global Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	181	583	1,011	2,007
Class C Shares	181	583	1,011	2,203

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 333% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of fixed income securities of U.S. and foreign issuers. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. dollar. The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. Under normal market conditions, the Fund will:
  Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars
  Invest in securities of issuers in at least three countries
  Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations
The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan and the United Kingdom as well as in the securities of U.S. issuers. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single foreign country. The Fund may also invest up to 10% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in issuers in countries with emerging markets or economies (“emerging countries”).

The fixed income securities in which the Fund may invest include:
  Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and custodial receipts therefor
  Securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities
  Corporate debt securities
  Certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion
  Commercial paper
  Privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) and asset-backed securities
The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase, and at least 25% of the Fund’s Total Assets will be invested in fixed income securities rated at least AAA or Aaa at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality.

The Fund’s target duration range under normal interest rate conditions is that of the Barclays Global Aggregate Index (USD Hedged), plus or minus 2.5 years, and over the last ten years ended June 30, 2012, the duration of the index has ranged between 3.6 and 7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. Subject to the above, there are no limits on the length of remaining maturities of securities held by the Fund. The approximate interest rate sensitivity of the Fund is generally comparable to that of a 6 year bond.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk. Loss may result from the Fund’s investments in forwards, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sovereign Risk. The issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 3.28%. Best Quarter Q3 ‘09 +5.47% Worst Quarter Q3 ‘08 –2.22%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Global Income Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	0.01%	4.00%	3.95%	5.60%		Aug 2, 1991
Class A Shares Returns After Taxes on Distributions	(0.65%)	2.48%	2.08%	3.25%		Aug 2, 1991
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	none	2.51%	2.24%	3.33%		Aug 2, 1991
Class A Shares Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	5.40%	5.20%	5.03%	6.54%	[1]	Aug 2, 1991
Class B Shares	(1.90%)	3.61%	3.77%	5.01%		May 1, 1996
Class B Shares Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	5.40%	5.20%	5.03%	6.11%		May 1, 1996
Class C Shares	2.17%	4.03%	3.64%	4.21%		Aug 15, 1997
Class C Shares Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	5.40%	5.20%	5.03%	5.76%	[2]	Aug 15, 1997
Institutional Shares	4.29%	5.17%	4.80%	6.10%		Aug 1, 1995
Institutional Shares Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	5.40%	5.20%	5.03%	6.21%		Aug 1, 1995
Service Shares	3.79%	4.63%	4.28%	4.93%		Mar 12, 1997
Service Shares Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	5.40%	5.20%	5.03%	5.96%	[3]	Mar 12, 1997
Class IR Shares	4.20%			2.70%		Jul 30, 2010
Class IR Shares Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	5.40%			3.60%		Jul 30, 2010
[1]	Calculated from September 1, 1991 to December 31, 2011.
[2]	Calculated from September 1, 1997 to December 31, 2011.
[3]	Calculated from April 1, 1997 to December 31, 2011.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Global Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Global Income Fund (the “Fund”) seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 333% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	333.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrange-ment for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of fixed income securities of U.S. and foreign issuers. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. dollar. The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. Under normal market conditions, the Fund will:
  Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars
  Invest in securities of issuers in at least three countries
  Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations
The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan and the United Kingdom as well as in the securities of U.S. issuers. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single foreign country. The Fund may also invest up to 10% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in issuers in countries with emerging markets or economies (“emerging countries”).

The fixed income securities in which the Fund may invest include:
  Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and custodial receipts therefor
  Securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities
  Corporate debt securities
  Certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion
  Commercial paper
  Privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) and asset-backed securities
The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase, and at least 25% of the Fund’s Total Assets will be invested in fixed income securities rated at least AAA or Aaa at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality.

The Fund’s target duration range under normal interest rate conditions is that of the Barclays Global Aggregate Index (USD Hedged), plus or minus 2.5 years, and over the last ten years ended June 30, 2012, the duration of the index has ranged between 3.6 and 7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. Subject to the above, there are no limits on the length of remaining maturities of securities held by the Fund. The approximate interest rate sensitivity of the Fund is generally comparable to that of a 6 year bond.

		THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk. Loss may result from the Fund’s investments in forwards, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sovereign Risk. The issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

		U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 3.28%. Best Quarter Q3 ‘09 +5.47% Worst Quarter Q3 ‘08 –2.22%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Global Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[3]
1 Year	rr_ExpenseExampleYear01	476
3 Years	rr_ExpenseExampleYear03	713
5 Years	rr_ExpenseExampleYear05	969
10 Years	rr_ExpenseExampleYear10	1,700
2002	rr_AnnualReturn2002	5.85%
2003	rr_AnnualReturn2003	3.70%
2004	rr_AnnualReturn2004	4.27%
2005	rr_AnnualReturn2005	4.11%
2006	rr_AnnualReturn2006	1.66%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	(1.79%)
2009	rr_AnnualReturn2009	11.95%
2010	rr_AnnualReturn2010	4.40%
2011	rr_AnnualReturn2011	3.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.22%)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	4.00%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1991
Goldman Sachs Global Income Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%	[3]
1 Year	rr_ExpenseExampleYear01	681
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,211
10 Years	rr_ExpenseExampleYear10	2,007
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,007
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Global Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%	[3]
1 Year	rr_ExpenseExampleYear01	281
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,203
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,203
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Global Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.69%	[3]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	980
1 Year	rr_AverageAnnualReturnYear01	4.29%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1995
Goldman Sachs Global Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%	[3]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,558
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1997
Goldman Sachs Global Income Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%	[3]
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,086
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Global Income Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1991
Goldman Sachs Global Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1991
Goldman Sachs Global Income Fund | Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1991
Goldman Sachs Global Income Fund | Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Global Income Fund | Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Global Income Fund | Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1995
Goldman Sachs Global Income Fund | Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes) | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1997
Goldman Sachs Global Income Fund | Barclays Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	After Expense Limitation
[4]	Calculated from September 1, 1991 to December 31, 2011.
[5]	Calculated from September 1, 1997 to December 31, 2011.
[6]	Calculated from April 1, 1997 to December 31, 2011.

Goldman Sachs Strategic Income Fund
Goldman Sachs Strategic Income Fund—Summary
Investment Objective
Goldman Sachs Strategic Income Fund (the “Fund”) seeks total return comprised of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Strategic Income Fund		Class A	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Strategic Income Fund	Class A	Class C	Institutional	Class IR	Class R
Management Fees	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none	0.50%
Other Expenses	0.18%	0.18%	0.09%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.00%	1.75%	0.66%	0.75%	1.25%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	473	681	907	1,554
Class C Shares	278	551	949	2,062
Institutional Shares	67	211	368	822
Class IR Shares	77	240	417	930
Class R Shares	127	397	686	1,511

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Strategic Income Fund Class C Shares	178	551	949	2,062

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 636% of the average value of its portfolio.
Principal Strategy
The Fund invests in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade fixed income investments including, but not limited to: U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities), non-U.S. sovereign debt, agency securities, corporate debt securities, agency and non-agency mortgage-backed securities, asset-backed securities, custodial receipts, municipal securities, loans and loan participations and convertible securities. The Fund’s investments in loans and loan participations may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity.

Non-investment grade fixed income securities are securities rated BB, Ba or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable quality.

The Fund may invest in fixed income securities of issuers located in emerging countries. Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. From time to time, the Fund may also invest in preferred stock. The Fund’s investments may be denominated in currencies other than the U.S. dollar. The Fund may engage in forward foreign currency transactions for both investment and hedging purposes.

The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, interest rate futures contracts, options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index.

The Fund may implement short positions and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement.

“Strategic” in the Fund’s name means that the Fund seeks both current income and capital appreciation as elements of total return. The Fund attempts to exploit pricing anomalies throughout the global fixed income and currency markets. Additionally, the Fund uses short positions and derivatives to enhance portfolio return or for hedging purposes. The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration. To the extent that the Fund invests in non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk.  Loss may result from the Fund’s investments in options, futures, forwards, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations for speculative forward foreign currency transactions may produce significant losses to the Fund.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk.  The risk that the Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). The Fund may purchase many types of U.S. Government securities, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks. These securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Second Lien Loans Risk.  Second Lien Loans generally are subject to similar risks as Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans. Second Lien Loans share the same risks as other below investment grade securities.

Senior Loan Risk.  Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Fund to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of Senior Loans.

Short Position Risk.  The Fund may use derivatives, including futures and swaps, to implement short positions, and may engage in short selling. Taking short positions and short selling involve leverage of the Fund’s assets and present various risks. If the price of the instrument or market which the Fund has taken a short derivative position on increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a third party. Therefore, taking short derivative positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short derivative transaction may fail to honor its contract terms, causing a loss to the Fund.

In order to sell an instrument short, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available instruments or for other reasons. In short sales, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund, which may result in a loss or gain, respectively. Unlike purchasing a bond, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the bond at the time of the short sale.

Sovereign Risk. An issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 4.31%. Best Quarter Q4 ‘11 +0.36% Worst Quarter Q3 ‘11 –-3.18%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Strategic Income Fund		1 Year	Since Inception	Inception Date
Class A Shares		(6.12%)	(2.85%)	Jun 30, 2010
Class A Shares Returns After Taxes on Distributions		(7.23%)	(3.87%)	Jun 30, 2010
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares		(3.93%)	(2.97%)	Jun 30, 2010
Class C Shares		(4.19%)	(1.08%)	Jun 30, 2010
Institutional Shares		(2.16%)	(0.02%)	Jun 30, 2010
Class IR Shares		(2.25%)	(0.18%)	Jun 30, 2010
Class R Shares		(2.73%)	(0.65%)	Jun 30, 2010
BofA Merrill Lynch U.S. Dollar 3-month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	[1]	0.27%	0.34%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	5.95%
[1]	The Fund's benchmark has been changed. The Investment Adviser believes that the BofA Merrill Lynch U.S. Dollar 3-month LIBOR Constant Maturity Index is a more appropriate benchmark against which to measure the Fund's performance.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Strategic Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Goldman Sachs Strategic Income Fund (the “Fund”) seeks total return comprised of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 636% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	636.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 74 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade fixed income investments including, but not limited to: U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities), non-U.S. sovereign debt, agency securities, corporate debt securities, agency and non-agency mortgage-backed securities, asset-backed securities, custodial receipts, municipal securities, loans and loan participations and convertible securities. The Fund’s investments in loans and loan participations may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity.

Non-investment grade fixed income securities are securities rated BB, Ba or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable quality.

The Fund may invest in fixed income securities of issuers located in emerging countries. Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. From time to time, the Fund may also invest in preferred stock. The Fund’s investments may be denominated in currencies other than the U.S. dollar. The Fund may engage in forward foreign currency transactions for both investment and hedging purposes.

The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, interest rate futures contracts, options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index.

The Fund may implement short positions and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement.

		“Strategic” in the Fund’s name means that the Fund seeks both current income and capital appreciation as elements of total return. The Fund attempts to exploit pricing anomalies throughout the global fixed income and currency markets. Additionally, the Fund uses short positions and derivatives to enhance portfolio return or for hedging purposes. The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration. To the extent that the Fund invests in non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk.  Loss may result from the Fund’s investments in options, futures, forwards, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations for speculative forward foreign currency transactions may produce significant losses to the Fund.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk.  The risk that the Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). The Fund may purchase many types of U.S. Government securities, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks. These securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Second Lien Loans Risk.  Second Lien Loans generally are subject to similar risks as Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans. Second Lien Loans share the same risks as other below investment grade securities.

Senior Loan Risk.  Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Fund to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of Senior Loans.

Short Position Risk.  The Fund may use derivatives, including futures and swaps, to implement short positions, and may engage in short selling. Taking short positions and short selling involve leverage of the Fund’s assets and present various risks. If the price of the instrument or market which the Fund has taken a short derivative position on increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a third party. Therefore, taking short derivative positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short derivative transaction may fail to honor its contract terms, causing a loss to the Fund.

In order to sell an instrument short, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available instruments or for other reasons. In short sales, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund, which may result in a loss or gain, respectively. Unlike purchasing a bond, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the bond at the time of the short sale.

		Sovereign Risk. An issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 4.31%. Best Quarter Q4 ‘11 +0.36% Worst Quarter Q3 ‘11 –-3.18%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s benchmark has been changed. The Investment Adviser believes that the BofA Merrill Lynch U.S. Dollar 3-month LIBOR Constant Maturity Index is a more appropriate benchmark against which to measure the Fund’s performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Strategic Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	473
3 Years	rr_ExpenseExampleYear03	681
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,554
2011	rr_AnnualReturn2011	(2.49%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Goldman Sachs Strategic Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
1 Year	rr_AverageAnnualReturnYear01	(4.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Goldman Sachs Strategic Income Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_AverageAnnualReturnYear01	(2.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Goldman Sachs Strategic Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	(2.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Goldman Sachs Strategic Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Goldman Sachs Strategic Income Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Goldman Sachs Strategic Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Goldman Sachs Strategic Income Fund | BofA Merrill Lynch U.S. Dollar 3-month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%	[2]
Goldman Sachs Strategic Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund's benchmark has been changed. The Investment Adviser believes that the BofA Merrill Lynch U.S. Dollar 3-month LIBOR Constant Maturity Index is a more appropriate benchmark against which to measure the Fund's performance.

Goldman Sachs Emerging Markets Debt Fund
Goldman Sachs Emerging Markets Debt Fund—Summary
Investment Objective
The Goldman Sachs Emerging Markets Debt Fund (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Emerging Markets Debt Fund		Class A	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
Redemption Fee	[2]	2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 30 calendar days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Emerging Markets Debt Fund		Class A	Class C	Institutional	Class IR
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.22%	0.22%	0.13%	0.22%
Total Annual Fund Operating Expenses		1.27%	2.02%	0.93%	1.02%
Expense Limitation	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses	[2][3]	1.23%	1.98%	0.89%	0.98%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.054% of the Fund's average daily net assets through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	The Fund's "Total Annual Fund Operating Expenses After Expense Limitation" have been restated to reflect the expense limitation currently in effect.
[3]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Emerging Markets Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	570	831	1,112	1,912
Class C Shares	301	630	1,084	2,345
Institutional Shares	91	292	511	1,139
Class IR Shares	100	321	559	1,244

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Emerging Markets Debt Fund Class C Shares	201	630	1,084	2,345

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 86% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries. Such instruments may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Asia, South and Central America, the Middle East, Central and Eastern Europe, and Africa. Sovereign debt issuers include governments or any of their agencies, political subdivisions or instrumentalities. In determining whether an issuer of corporate debt is in an emerging market country, the Investment Adviser will ordinarily do so by identifying the issuer’s “country of risk.” The issuer’s “country of risk” is defined by Bloomberg and is based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. However, the Investment Adviser may also (but is not required to) deem other issuers to be in an emerging market country if they are otherwise tied economically to an emerging market country.

The Investment Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Brazil, Colombia, Ecuador, Egypt, Malaysia, Mexico, Peru, The Philippines, Poland, Russia, South Africa, Turkey, Ukraine and Venezuela, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments. The Fund may invest in all types of foreign and emerging country fixed income securities. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. Dollar.

The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations. Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries or currencies.

The Fund may invest in securities without regard to credit rating. The Fund’s target duration range under normal interest rate conditions is that of the J.P. Morgan EMBI Global Diversified Index, plus or minus 2 years, and over the last ten years ended June 30, 2012, the duration of this Index has ranged between 5.2 and 7.5 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the emerging markets debt market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.
  Derivatives Risk—Loss may result from the Fund’s investments in futures, forwards, swaps, structured securities (e.g., credit linked notes) and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign and Emerging Countries Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. The Fund also invests in issuers located in emerging countries, where these risks may be more pronounced.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Non-Diversification Risk—The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
  Non-Investment Grade Fixed Income Securities Risk—Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Sovereign Risk—An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six month period ended June 30, 2012 was 7.75% Best Quarter Q2 ‘09 +16.16% Worst Quarter Q4 ‘08 –13.18%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Emerging Markets Debt Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	1.80%	6.53%	9.86%	Aug 29, 2003
Class A Shares Returns After Taxes on Distributions	(0.08%)	4.22%	7.14%	Aug 29, 2003
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.35%	4.20%	6.89%	Aug 29, 2003
Class A Shares J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	7.35%	7.87%	9.44%	Aug 29, 2003
Class C Shares	4.73%	6.74%	7.27%	Sep 29, 2006
Class C Shares J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	7.35%	7.87%	8.23%	Sep 29, 2006
Institutional Shares	6.94%	7.90%	10.88%	Aug 29, 2003
Institutional Shares J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	7.35%	7.87%	9.44%	Aug 29, 2003
Class IR Shares	6.75%		6.40%	Jul 30, 2010
Class IR Shares J.P. Morgan EMBI Global Diversified Index (reflects no deductions for fees, expenses or taxes)	7.35%		6.70%	Jul 30, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Emerging Markets Debt Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Emerging Markets Debt Fund (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the expense limitation currently in effect.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries. Such instruments may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Asia, South and Central America, the Middle East, Central and Eastern Europe, and Africa. Sovereign debt issuers include governments or any of their agencies, political subdivisions or instrumentalities. In determining whether an issuer of corporate debt is in an emerging market country, the Investment Adviser will ordinarily do so by identifying the issuer’s “country of risk.” The issuer’s “country of risk” is defined by Bloomberg and is based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. However, the Investment Adviser may also (but is not required to) deem other issuers to be in an emerging market country if they are otherwise tied economically to an emerging market country.

The Investment Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Brazil, Colombia, Ecuador, Egypt, Malaysia, Mexico, Peru, The Philippines, Poland, Russia, South Africa, Turkey, Ukraine and Venezuela, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments. The Fund may invest in all types of foreign and emerging country fixed income securities. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. Dollar.

The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations. Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries or currencies.

The Fund may invest in securities without regard to credit rating. The Fund’s target duration range under normal interest rate conditions is that of the J.P. Morgan EMBI Global Diversified Index, plus or minus 2 years, and over the last ten years ended June 30, 2012, the duration of this Index has ranged between 5.2 and 7.5 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the emerging markets debt market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.

		THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.
  Derivatives Risk—Loss may result from the Fund’s investments in futures, forwards, swaps, structured securities (e.g., credit linked notes) and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign and Emerging Countries Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. The Fund also invests in issuers located in emerging countries, where these risks may be more pronounced.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Non-Diversification Risk—The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
  Non-Investment Grade Fixed Income Securities Risk—Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Sovereign Risk—An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six month period ended June 30, 2012 was 7.75% Best Quarter Q2 ‘09 +16.16% Worst Quarter Q4 ‘08 –13.18%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Emerging Markets Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%	[4],[5]
1 Year	rr_ExpenseExampleYear01	570
3 Years	rr_ExpenseExampleYear03	831
5 Years	rr_ExpenseExampleYear05	1,112
10 Years	rr_ExpenseExampleYear10	1,912
2004	rr_AnnualReturn2004	15.58%
2005	rr_AnnualReturn2005	15.39%
2006	rr_AnnualReturn2006	11.07%
2007	rr_AnnualReturn2007	5.36%
2008	rr_AnnualReturn2008	(19.59%)
2009	rr_AnnualReturn2009	40.27%
2010	rr_AnnualReturn2010	13.51%
2011	rr_AnnualReturn2011	6.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.18%)
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	6.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Goldman Sachs Emerging Markets Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.98%	[4],[5]
1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,084
10 Years	rr_ExpenseExampleYear10	2,345
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,084
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,345
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	6.74%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Goldman Sachs Emerging Markets Debt Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[4],[5]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,139
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	7.90%
Since Inception	rr_AverageAnnualReturnSinceInception	10.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Goldman Sachs Emerging Markets Debt Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%	[4],[5]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	559
10 Years	rr_ExpenseExampleYear10	1,244
1 Year	rr_AverageAnnualReturnYear01	6.75%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Emerging Markets Debt Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Goldman Sachs Emerging Markets Debt Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Years	rr_AverageAnnualReturnYear05	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Goldman Sachs Emerging Markets Debt Fund | J.P. Morgan EMBI Global Diversified Index (reflects no deductions for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 30 calendar days or less)
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.054% of the Fund's average daily net assets through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund's "Total Annual Fund Operating Expenses After Expense Limitation" have been restated to reflect the expense limitation currently in effect.
[5]	After Expense Limitation

Goldman Sachs High Yield Fund
Goldman Sachs High Yield Fund—Summary
Investment Objective
The Goldman Sachs High Yield Fund (the “Fund”) seeks a high level of current income and may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs High Yield Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
Redemption Fee	[2]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs High Yield Fund	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses	0.15%	0.15%	0.15%	0.06%	0.56%	0.15%	0.15%
Service Fees	none	none	none	none	0.25%	none	none
Shareholder Administration Fees	none	none	none	none	0.25%	none	none
All Other Expenses	0.15%	0.15%	0.15%	0.06%	0.06%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.06%	1.81%	1.81%	0.72%	1.22%	0.81%	1.31%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	553	772	1,008	1,686
Class B Shares	684	869	1,180	1,930
Class C Shares	284	569	980	2,127
Institutional Shares	74	230	401	894
Service Shares	124	387	670	1,477
Class IR Shares	83	259	450	1,002
Class R Shares	133	415	718	1,579

Assuming no redemption
Expense Example, No Redemption Goldman Sachs High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	184	569	980	1,930
Class C Shares	184	569	980	2,127

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 71% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities. Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable quality, and are commonly referred to as “junk bonds.”

The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that the Investment Adviser has entered into transactions that are intended to hedge the Fund’s position in a non-dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency.

Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).

The Fund may invest in derivatives, including credit default swap indices (or CDX), for hedging purposes or to seek to increase total return.

The Fund’s target duration range under normal interest rate conditions is the duration of the Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped, plus or minus 2.5 years, and over the last ten years ended June 30, 2012, the duration of this Index has ranged between 4.00 and 5.28 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund may invest in all types of fixed income securities.

The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the high yield securities market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.
  Derivatives Risk—Loss may result from the Fund’s investments in credit default swap indices (or CDX) and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in issuers located in emerging markets, these risks may be more pronounced.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Non-Investment Grade Fixed Income Securities Risk—Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class R and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six month period ended June 30, 2012 was 7.19%. Best Quarter Q2 ‘09 +18.40% Worst Quarter Q4 ‘08 –18.79%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs High Yield Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	(2.33%)	4.04%	7.31%	5.90%		Aug 1, 1997
Class A Shares Returns After Taxes on Distributions	(4.92%)	1.14%	4.22%	2.62%		Aug 1, 1997
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(1.32%)	1.69%	4.39%	2.93%		Aug 1, 1997
Class A Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.67%		Aug 1, 1997
Class B Shares	(3.60%)	3.79%	7.15%	5.80%		Aug 1, 1997
Class B Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.67%		Aug 1, 1997
Class C Shares	0.60%	4.25%	7.01%	5.49%		Aug 15, 1997
Class C Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.72%	[1]	Aug 15, 1997
Institutional Shares	2.59%	5.38%	8.20%	6.64%		Aug 1, 1997
Institutional Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.67%		Aug 1, 1997
Service Shares	2.06%	4.84%	7.63%	6.09%		Aug 1, 1997
Service Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.67%		Aug 1, 1997
Class IR Shares	2.63%			6.13%		Nov 30, 2007
Class IR Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%			9.04%		Nov 30, 2007
Class R Shares	1.98%			5.57%		Nov 30, 2007
Class R Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%			9.04%		Nov 30, 2007
[1]	Return for the Index is calculated from September 1, 1997, the commencement of the month nearest to the Class C Shares inception date.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs High Yield Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs High Yield Fund (the “Fund”) seeks a high level of current income and may also consider the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities. Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable quality, and are commonly referred to as “junk bonds.”

The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that the Investment Adviser has entered into transactions that are intended to hedge the Fund’s position in a non-dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency.

Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).

The Fund may invest in derivatives, including credit default swap indices (or CDX), for hedging purposes or to seek to increase total return.

The Fund’s target duration range under normal interest rate conditions is the duration of the Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped, plus or minus 2.5 years, and over the last ten years ended June 30, 2012, the duration of this Index has ranged between 4.00 and 5.28 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund may invest in all types of fixed income securities.

		The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the high yield securities market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.
  Derivatives Risk—Loss may result from the Fund’s investments in credit default swap indices (or CDX) and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in issuers located in emerging markets, these risks may be more pronounced.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Non-Investment Grade Fixed Income Securities Risk—Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class R and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class R and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six month period ended June 30, 2012 was 7.19%. Best Quarter Q2 ‘09 +18.40% Worst Quarter Q4 ‘08 –18.79%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs High Yield Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	553
3 Years	rr_ExpenseExampleYear03	772
5 Years	rr_ExpenseExampleYear05	1,008
10 Years	rr_ExpenseExampleYear10	1,686
2002	rr_AnnualReturn2002	(0.59%)
2003	rr_AnnualReturn2003	28.30%
2004	rr_AnnualReturn2004	12.94%
2005	rr_AnnualReturn2005	3.59%
2006	rr_AnnualReturn2006	11.29%
Annual Return 2007	rr_AnnualReturn2007	1.37%
2008	rr_AnnualReturn2008	(27.50%)
2009	rr_AnnualReturn2009	50.03%
2010	rr_AnnualReturn2010	13.33%
2011	rr_AnnualReturn2011	2.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quatrer
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.79%)
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	684
3 Years	rr_ExpenseExampleYear03	869
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	1,930
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,930
1 Year	rr_AverageAnnualReturnYear01	(3.60%)
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	7.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	980
10 Years	rr_ExpenseExampleYear10	2,127
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
1 Year	rr_AverageAnnualReturnYear01	0.60%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs High Yield Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	8.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_AverageAnnualReturnYear01	2.06%
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	2.63%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs High Yield Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs High Yield Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.92%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs High Yield Fund | Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes) | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Goldman Sachs High Yield Fund | Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs High Yield Fund | Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)
[3]	Return for the Index is calculated from September 1, 1997, the commencement of the month nearest to the Class C Shares inception date.

Goldman Sachs High Yield Floating Rate Fund
Goldman Sachs High Yield Floating Rate Fund—Summary
Investment Objective
The Goldman Sachs High Yield Floating Rate Fund (the “Fund”) seeks a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs High Yield Floating Rate Fund		Class A	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs High Yield Floating Rate Fund		Class A	Class C	Institutional	Class IR	Class R
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses		0.28%	0.28%	0.19%	0.28%	0.28%
Total Annual Fund Operating Expenses		1.13%	1.88%	0.79%	0.88%	1.38%
Expense Limitation	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses	[2]	1.08%	1.83%	0.74%	0.83%	1.33%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.104% of the Fund's average daily net assets, through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs High Yield Floating Rate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	333	571	829	1,564
Class C Shares	286	586	1,011	2,197
Institutional Shares	76	247	434	973
Class IR Shares	85	276	483	1,080
Class R Shares	135	432	750	1,653

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs High Yield Floating Rate Fund Class C Shares	186	586	1,011	2,197

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 73% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade. Non-investment grade obligations are those rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable quality, and are commonly referred to as “junk bonds.”

The Fund’s investments in floating and variable rate obligations may include, without limitation, senior secured loans (including assignments and participations), second lien loans, senior unsecured and subordinated loans, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), debt issued by governments, their agencies and instrumentalities, and debt issued by central banks. The Fund may invest indirectly in loans by purchasing participations or sub-participations from financial institutions. Participations and sub-participations represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. The Fund expects to invest principally in the U.S. loan market and, to a lesser extent, in the European loan market. The Fund may also invest in other loan markets, although it does not currently intend to do so.

Under normal conditions, the Fund may invest up to 20% of its Net Assets in fixed income instruments, regardless of rating, including fixed rate corporate bonds, government bonds, convertible debt obligations, and mezzanine fixed income instruments. The Fund may also invest in floating or variable rate instruments that are rated investment grade and in preferred stock, repurchase agreements and cash securities.

The Fund may also invest in derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include credit default swaps on credit and loan indices and forward contracts, among others. The Fund may use currency management techniques, such as forward foreign currency contracts, for investment or hedging purposes. Derivatives that provide exposure to floating or variable rate loans or obligations rated below investment grade are counted towards the Fund’s 80% policy.

The Fund’s target duration under normal interest rate conditions is less than 0.5 years. The Fund’s investments in floating rate obligations will generally have short to intermediate maturities (approximately 4-7 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Conflict of Interest Risk—Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict the Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.
  Credit/Default Risk—An issuer or guarantor of investments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of investments may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade investments, these risks may be more pronounced.
  Derivatives Risk—Loss may result from the Fund’s investments in credit default swaps, forwards and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign Risk—Foreign investments may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of instruments denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in securities or obligations of issuers located in emerging markets, these risks may be more pronounced.
  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
  Loan Obligations Risk—Loan obligations are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan obligation defaults. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan obligations are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. This will also have an adverse impact on the Fund’s ability to dispose of particular loan obligations or loan participations when necessary to meet the Fund’s liquidity needs or when necessary in response to a specific economic event, such as a decline in the credit quality of the borrower. For additional information, see the “How Are Redemption Proceeds Paid?” section of the Shareholder Guide in this Prospectus.
  Loan Participation Risk—The Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and interest. Where the Fund lacks direct recourse, the Fund will look to an agent for the lenders to enforce appropriate credit remedies against the borrower. The Fund may be subject to greater delays, expenses and risks than would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of certain loan participations, the Fund may be regarded as a creditor of the agent lender rather than of the underlying borrower, and therefore may be subject to the risk that the agent lender may become insolvent.
  Market Risk—The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.
  Non-Investment Grade Investments Risk—Non-investment grade investments (commonly referred to as “junk bonds”) and unrated investments of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These investments may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the non-investment grade markets generally and less secondary market liquidity. The Fund may purchase the securities or obligations of issuers that are in default.
  Second Lien Loans Risk—Second Lien Loans generally are subject to similar risks as Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans. Second Lien Loans share the same risks as other below investment grade securities.
  Senior Loan Risk—Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Fund to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of Senior Loans.

Performance
The Fund commenced operations on March 31, 2011. No performance information is provided because the Fund has less than one calendar year of performance as of the date of this Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs High Yield Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs High Yield Floating Rate Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs High Yield Floating Rate Fund (the “Fund”) seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade. Non-investment grade obligations are those rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable quality, and are commonly referred to as “junk bonds.”

The Fund’s investments in floating and variable rate obligations may include, without limitation, senior secured loans (including assignments and participations), second lien loans, senior unsecured and subordinated loans, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), debt issued by governments, their agencies and instrumentalities, and debt issued by central banks. The Fund may invest indirectly in loans by purchasing participations or sub-participations from financial institutions. Participations and sub-participations represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. The Fund expects to invest principally in the U.S. loan market and, to a lesser extent, in the European loan market. The Fund may also invest in other loan markets, although it does not currently intend to do so.

Under normal conditions, the Fund may invest up to 20% of its Net Assets in fixed income instruments, regardless of rating, including fixed rate corporate bonds, government bonds, convertible debt obligations, and mezzanine fixed income instruments. The Fund may also invest in floating or variable rate instruments that are rated investment grade and in preferred stock, repurchase agreements and cash securities.

The Fund may also invest in derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include credit default swaps on credit and loan indices and forward contracts, among others. The Fund may use currency management techniques, such as forward foreign currency contracts, for investment or hedging purposes. Derivatives that provide exposure to floating or variable rate loans or obligations rated below investment grade are counted towards the Fund’s 80% policy.

The Fund’s target duration under normal interest rate conditions is less than 0.5 years. The Fund’s investments in floating rate obligations will generally have short to intermediate maturities (approximately 4-7 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

		The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Conflict of Interest Risk—Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict the Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.
  Credit/Default Risk—An issuer or guarantor of investments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of investments may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade investments, these risks may be more pronounced.
  Derivatives Risk—Loss may result from the Fund’s investments in credit default swaps, forwards and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign Risk—Foreign investments may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of instruments denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in securities or obligations of issuers located in emerging markets, these risks may be more pronounced.
  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
  Loan Obligations Risk—Loan obligations are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan obligation defaults. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan obligations are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. This will also have an adverse impact on the Fund’s ability to dispose of particular loan obligations or loan participations when necessary to meet the Fund’s liquidity needs or when necessary in response to a specific economic event, such as a decline in the credit quality of the borrower. For additional information, see the “How Are Redemption Proceeds Paid?” section of the Shareholder Guide in this Prospectus.
  Loan Participation Risk—The Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and interest. Where the Fund lacks direct recourse, the Fund will look to an agent for the lenders to enforce appropriate credit remedies against the borrower. The Fund may be subject to greater delays, expenses and risks than would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of certain loan participations, the Fund may be regarded as a creditor of the agent lender rather than of the underlying borrower, and therefore may be subject to the risk that the agent lender may become insolvent.
  Market Risk—The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.
  Non-Investment Grade Investments Risk—Non-investment grade investments (commonly referred to as “junk bonds”) and unrated investments of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These investments may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the non-investment grade markets generally and less secondary market liquidity. The Fund may purchase the securities or obligations of issuers that are in default.
  Second Lien Loans Risk—Second Lien Loans generally are subject to similar risks as Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans. Second Lien Loans share the same risks as other below investment grade securities.
  Senior Loan Risk—Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Fund to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of Senior Loans.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on March 31, 2011. No performance information is provided because the Fund has less than one calendar year of performance as of the date of this Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is provided because the Fund has less than one calendar year of performance as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Goldman Sachs High Yield Floating Rate Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.08%	[3]
1 Year	rr_ExpenseExampleYear01	333
3 Years	rr_ExpenseExampleYear03	571
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,564
Goldman Sachs High Yield Floating Rate Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.83%	[3]
1 Year	rr_ExpenseExampleYear01	286
3 Years	rr_ExpenseExampleYear03	586
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,197
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	586
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,197
Goldman Sachs High Yield Floating Rate Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.83%	[3]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	483
10 Years	rr_ExpenseExampleYear10	1,080
Goldman Sachs High Yield Floating Rate Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%	[3]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,653
Goldman Sachs High Yield Floating Rate Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[3]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	434
10 Years	rr_ExpenseExampleYear10	973

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.104% of the Fund's average daily net assets, through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	After Expense Limitation

Goldman Sachs Investment Grade Credit Fund
Goldman Sachs Investment Grade Credit Fund—Summary
Investment Objective
The Goldman Sachs Investment Grade Credit Fund (the “Fund”) seeks a high level of total return consisting of capital appreciation and income that exceeds the total return of the Barclays U.S. Credit Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Investment Grade Credit Fund	Class A	Institutional	Class IR	Separate Account Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Investment Grade Credit Fund		Class A	Institutional	Class IR	Separate Account Institutional
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	none	none	none
Other Expenses		0.20%	0.11%	0.20%	0.11%
Total Annual Fund Operating Expenses		0.85%	0.51%	0.60%	0.51%
Fee Waiver and Expense Limitation	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses	[2]	0.71%	0.37%	0.46%	0.37%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of the average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Class IR and/or Separate Account Institutional Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Class IR and/or Separate Account Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Goldman Sachs Investment Grade Credit Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	445	623	815	1,372
Institutional Shares	38	149	271	627
Class IR Shares	47	178	321	737
Separate Account Institutional Shares	38	149	271	627

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 120% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in investment grade fixed income securities. Investment grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor’s Rating Group (“Standard & Poor’s”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined by the Investment Adviser to be of comparable quality. The Fund may invest in corporate securities, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”). The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Although the Fund may invest without limit in foreign securities, the Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets at the time of investment, and 10% of the Fund’s total assets may be invested in obligations of emerging countries. Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s total assets. In pursuing its investment objective, the Fund uses the Barclays U.S. Credit Index as its performance benchmark, but the Fund will not attempt to replicate the Barclays U.S. Credit Index. The Fund may, therefore, invest in securities that are not included in the Barclays U.S. Credit Index.

The Fund’s target duration range under normal interest rate conditions is the duration of the Barclays U.S. Credit Index, plus or minus one year, and over the last ten years ended June 30, 2012, the duration of this Index has ranged between 5.49 and 6.90 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the investment grade credit market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.
  Derivatives Risk—Loss may result from the Fund’s investments in interest rate futures, interest rate swaps, credit default swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in issuers located in emerging markets, these risks may be more pronounced.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional and Separate Account Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Because Class IR Shares have not had a full calendar year of performance as of the date of this Prospectus, no performance information is shown. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six month period ended June 30, 2012 was 5.45% Best Quarter Q2 ‘09 +10.01% Worst Quarter Q3 ‘08 –8.21%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Investment Grade Credit Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	4.27%	4.11%	4.09%	Nov 3, 2003
Class A Shares Returns After Taxes on Distributions	1.82%	2.14%	2.30%	Nov 3, 2003
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.45%	2.39%	2.46%	Nov 3, 2003
Institutional Shares	8.71%	5.26%	4.98%	Nov 3, 2003
Separate Account Institutional Shares	8.71%	5.31%	5.02%	Nov 3, 2003
Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	8.35%	6.79%	5.75%

The after-tax returns are for Class A Shares only. The after-tax returns for Institutional and Separate Account Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Investment Grade Credit Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Investment Grade Credit Fund (the “Fund”) seeks a high level of total return consisting of capital appreciation and income that exceeds the total return of the Barclays U.S. Credit Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 120% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Institutional, Class IR and/or Separate Account Institutional Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Class IR and/or Separate Account Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in investment grade fixed income securities. Investment grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor’s Rating Group (“Standard & Poor’s”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined by the Investment Adviser to be of comparable quality. The Fund may invest in corporate securities, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”). The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Although the Fund may invest without limit in foreign securities, the Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets at the time of investment, and 10% of the Fund’s total assets may be invested in obligations of emerging countries. Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s total assets. In pursuing its investment objective, the Fund uses the Barclays U.S. Credit Index as its performance benchmark, but the Fund will not attempt to replicate the Barclays U.S. Credit Index. The Fund may, therefore, invest in securities that are not included in the Barclays U.S. Credit Index.

The Fund’s target duration range under normal interest rate conditions is the duration of the Barclays U.S. Credit Index, plus or minus one year, and over the last ten years ended June 30, 2012, the duration of this Index has ranged between 5.49 and 6.90 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

		The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the investment grade credit market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.
  Derivatives Risk—Loss may result from the Fund’s investments in interest rate futures, interest rate swaps, credit default swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in issuers located in emerging markets, these risks may be more pronounced.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional and Separate Account Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Because Class IR Shares have not had a full calendar year of performance as of the date of this Prospectus, no performance information is shown. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional and Separate Account Institutional Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class IR Shares have not had a full calendar year of performance as of the date of this Prospectus, no performance information is shown.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six month period ended June 30, 2012 was 5.45% Best Quarter Q2 ‘09 +10.01% Worst Quarter Q3 ‘08 –8.21%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional and Separate Account Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional and Separate Account Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Investment Grade Credit Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	445
3 Years	rr_ExpenseExampleYear03	623
5 Years	rr_ExpenseExampleYear05	815
10 Years	rr_ExpenseExampleYear10	1,372
2004	rr_AnnualReturn2004	4.98%
2005	rr_AnnualReturn2005	1.87%
2006	rr_AnnualReturn2006	3.75%
2007	rr_AnnualReturn2007	4.80%
2008	rr_AnnualReturn2008	(13.78%)
2009	rr_AnnualReturn2009	18.77%
2010	rr_AnnualReturn2010	9.39%
2011	rr_AnnualReturn2011	8.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
1 Year	rr_AverageAnnualReturnYear01	4.27%
5 Years	rr_AverageAnnualReturnYear05	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs Investment Grade Credit Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.46%	[2]
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	178
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	737
Goldman Sachs Investment Grade Credit Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%	[2]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	149
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	627
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs Investment Grade Credit Fund | Separate Account Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%	[2]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	149
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	627
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs Investment Grade Credit Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs Investment Grade Credit Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs Investment Grade Credit Fund | Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	6.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%

[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of the average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Fee Waiver and Expense Limitation

Goldman Sachs Local Emerging Markets Debt Fund
Goldman Sachs Local Emerging Markets Debt Fund—Summary
Investment Objective
The Goldman Sachs Local Emerging Markets Debt Fund (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Local Emerging Markets Debt Fund		Class A	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
Redemption Fee	[2]	2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 30 calendar days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Local Emerging Markets Debt Fund		Class A	Class C	Institutional	Class IR
Management Fees		0.89%	0.89%	0.89%	0.89%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.24%	0.24%	0.15%	0.24%
Total Annual Fund Operating Expenses		1.38%	2.13%	1.04%	1.13%
Fee Waiver and Expense Limitation	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses	[2][3]	1.25%	2.00%	0.91%	1.00%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.80% as an annual percentage rate of the average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.074% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver currently in effect.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption
Expense Example Goldman Sachs Local Emerging Markets Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	572	855	1,159	2,022
Class C	303	654	1,132	2,452
Institutional Shares	93	318	561	1,259
Class IR Shares	102	346	610	1,363

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Local Emerging Markets Debt Fund Class C Shares	203	654	1,132	2,452

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 183% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in (i) sovereign and corporate debt securities and other instruments of issuers in emerging market countries, denominated in the local currency of such emerging market countries, and/or (ii) currencies of such emerging market countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Such instruments referred to in (i) above may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Asia, South and Central America, the Middle East, Central and Eastern Europe, and Africa. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the currency of that country, and may also include nominal and real inflation-linked securities. In determining whether an issuer of corporate debt is in an emerging market country, the Investment Adviser will ordinarily do so by identifying the issuer’s “country of risk.” The issuer’s “country of risk” is defined by Bloomberg and is based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. However, the Investment Adviser may also (but is not required to) deem other issuers to be in an emerging market country if they are otherwise tied economically to an emerging market country.

Currency investments, particularly longer-dated forward contracts, provide the Fund with economic exposure similar to investments in sovereign and corporate debt with respect to currency and interest rate exposure.

The Investment Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, The Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments. The Fund may invest in all types of foreign and emerging country fixed income securities. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. Dollar.

The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade or unrated. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Currently, the Investment Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Investment Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection. Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Investment Adviser’s research analysts analyze the “balance sheets” of the countries they follow.

The Investment Adviser intends to use structured securities and derivative instruments to attempt to improve the performance of the Fund or to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective, and the Fund’s investments in these instruments may be significant. These transactions may result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Fund are taxable to its shareholders.

The Fund may invest in the aggregate up to 20% of its Net Assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The Fund may invest in securities without regard to credit rating. The Fund’s target duration range under normal interest rate conditions is that of the J.P. Morgan Government Bond Index—Emerging Markets Global Diversified Index plus or minus 2 years, and since the Index’s inception on December 31, 2002, the duration of this Index has ranged between 3.8 and 4.7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the emerging markets debt market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

  Derivatives Risk—Loss may result from the Fund’s investments in structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.

  Foreign and Emerging Countries Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. The Fund also invests in issuers located in emerging countries, where these risks may be more pronounced.

  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

  Non-Diversification Risk—The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

  Non-Hedging Foreign Currency Trading Risk—The Fund may engage in forward foreign currency transactions for speculative purposes. The Funds’ Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

  Non-Investment Grade Fixed Income Securities Risk—Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

  Sovereign Risk—An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six month period ended June 30, 2012 was 8.74% Best Quarter Q2 ‘09 +16.25% Worst Quarter Q3 ‘11 -10.98%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Local Emerging Markets Debt Fund	1 Year	Since Inception	Inception Date
Class A Shares	(9.14%)	0.87%	Feb 15, 2008
Class A Shares Returns After Taxes on Distributions	(10.52%)	(1.01%)	Feb 15, 2008
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(5.77%)	(0.27%)	Feb 15, 2008
Class A Shares J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deductions for fees, expenses or taxes)	(1.75%)	6.88%	Feb 15, 2008
Class C Shares	(6.49%)	1.34%	Feb 15, 2008
Class C Shares J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deductions for fees, expenses or taxes)	(1.75%)	6.88%	Feb 15, 2008
Institutional Shares	(4.52%)	2.42%	Feb 15, 2008
Institutional Shares J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deductions for fees, expenses or taxes)	(1.75%)	6.88%	Feb 15, 2008
Class IR Shares	(4.50%)	0.82%	Jul 30, 2010
Class IR Shares J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deductions for fees, expenses or taxes)	(1.75%)	2.93%	Jul 30, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Local Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Local Emerging Markets Debt Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Local Emerging Markets Debt Fund (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 183% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	183.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver currently in effect.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in (i) sovereign and corporate debt securities and other instruments of issuers in emerging market countries, denominated in the local currency of such emerging market countries, and/or (ii) currencies of such emerging market countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Such instruments referred to in (i) above may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Asia, South and Central America, the Middle East, Central and Eastern Europe, and Africa. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the currency of that country, and may also include nominal and real inflation-linked securities. In determining whether an issuer of corporate debt is in an emerging market country, the Investment Adviser will ordinarily do so by identifying the issuer’s “country of risk.” The issuer’s “country of risk” is defined by Bloomberg and is based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. However, the Investment Adviser may also (but is not required to) deem other issuers to be in an emerging market country if they are otherwise tied economically to an emerging market country.

Currency investments, particularly longer-dated forward contracts, provide the Fund with economic exposure similar to investments in sovereign and corporate debt with respect to currency and interest rate exposure.

The Investment Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, The Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments. The Fund may invest in all types of foreign and emerging country fixed income securities. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. Dollar.

The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade or unrated. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Currently, the Investment Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Investment Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection. Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Investment Adviser’s research analysts analyze the “balance sheets” of the countries they follow.

The Investment Adviser intends to use structured securities and derivative instruments to attempt to improve the performance of the Fund or to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective, and the Fund’s investments in these instruments may be significant. These transactions may result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Fund are taxable to its shareholders.

The Fund may invest in the aggregate up to 20% of its Net Assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The Fund may invest in securities without regard to credit rating. The Fund’s target duration range under normal interest rate conditions is that of the J.P. Morgan Government Bond Index—Emerging Markets Global Diversified Index plus or minus 2 years, and since the Index’s inception on December 31, 2002, the duration of this Index has ranged between 3.8 and 4.7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the emerging markets debt market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.

		THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

  Derivatives Risk—Loss may result from the Fund’s investments in structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.

  Foreign and Emerging Countries Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. The Fund also invests in issuers located in emerging countries, where these risks may be more pronounced.

  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

  Non-Diversification Risk—The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

  Non-Hedging Foreign Currency Trading Risk—The Fund may engage in forward foreign currency transactions for speculative purposes. The Funds’ Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

  Non-Investment Grade Fixed Income Securities Risk—Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

  Sovereign Risk—An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk—The Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six month period ended June 30, 2012 was 8.74% Best Quarter Q2 ‘09 +16.25% Worst Quarter Q3 ‘11 -10.98%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Local Emerging Markets Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[4],[5]
1 Year	rr_ExpenseExampleYear01	572
3 Years	rr_ExpenseExampleYear03	855
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	2,022
2009	rr_AnnualReturn2009	26.48%
2010	rr_AnnualReturn2010	15.34%
2011	rr_AnnualReturn2011	(4.84%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.98%)
1 Year	rr_AverageAnnualReturnYear01	(9.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2008
Goldman Sachs Local Emerging Markets Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[4],[5]
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	654
5 Years	rr_ExpenseExampleYear05	1,132
10 Years	rr_ExpenseExampleYear10	2,452
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	654
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,132
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
1 Year	rr_AverageAnnualReturnYear01	(6.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2008
Goldman Sachs Local Emerging Markets Debt Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.91%	[4],[5]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	(4.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2008
Goldman Sachs Local Emerging Markets Debt Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[4],[5]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	610
10 Years	rr_ExpenseExampleYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	(4.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Local Emerging Markets Debt Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2008
Goldman Sachs Local Emerging Markets Debt Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2008
Goldman Sachs Local Emerging Markets Debt Fund | J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deductions for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2008
Goldman Sachs Local Emerging Markets Debt Fund | J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deductions for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2008
Goldman Sachs Local Emerging Markets Debt Fund | J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deductions for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2008
Goldman Sachs Local Emerging Markets Debt Fund | J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deductions for fees, expenses or taxes) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 30 calendar days or less)
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.80% as an annual percentage rate of the average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.074% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver currently in effect.
[5]	After Fee Waiver and Expense Limitation

Goldman Sachs U.S. Mortgages Fund
Goldman Sachs U.S. Mortgages Fund—Summary
Investment Objective
The Goldman Sachs U.S. Mortgages Fund (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs U.S. Mortgages Fund	Class A	Institutional	Class IR	Separate Account Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs U.S. Mortgages Fund		Class A	Institutional	Class IR	Separate Account Institutional
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	none	none	none
Other Expenses		0.26%	0.17%	0.26%	0.17%
Total Annual Fund Operating Expenses		0.91%	0.57%	0.66%	0.57%
Fee Waiver and Expense Limitation	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses	[2]	0.71%	0.37%	0.46%	0.37%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of the average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Class IR and/or Separate Account Institutional Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Class IR and/or Separate Account Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Goldman Sachs U.S. Mortgages Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	445	635	841	1,435
Institutional Shares	38	162	298	694
Class IR Shares	47	191	348	804
Separate Account Institutional Shares	38	162	298	694

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 1,342% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) of U.S. issuers. The Fund may also invest in mortgage dollar rolls, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities and foreign securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures and interest rate swaps, which are used primarily to manage the Fund’s duration.

The Fund’s investments must be rated, at the time of purchase, at least BBB– by Standard & Poor’s Rating Group (“Standard & Poor’s”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, must be determined by the Investment Adviser to be of comparable quality.

The Fund’s target duration range under normal interest rate conditions is the duration of the Barclays U.S. Securitized Bond Index plus or minus 0.5 years, and since the Fund’s inception on January 3, 2003, the duration of this Index has ranged between 0.84 and 4.73 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the U.S. mortgages market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.
  Derivatives Risk—Loss may result from the Fund’s investments in interest rate futures, interest rate swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Mortgage-Backed and Other Asset-Backed Securities Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional and Separate Account Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Because Class IR Shares have not had a full calendar year of performance as of the date of this Prospectus, no performance information is shown. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six month period ended June 30, 2012 was 2.45%. Best Quarter Q3 ‘09 +4.75% Worst Quarter Q1 ‘08 -2.43%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs U.S. Mortgages Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	1.06%	4.15%	4.08%	Nov 3, 2003
Class A Shares Returns After Taxes on Distributions	0.39%	2.84%	2.70%	Nov 3, 2003
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.68%	2.75%	2.66%	Nov 3, 2003
Institutional Shares	5.57%	5.36%	4.98%	Nov 3, 2003
Separate Account Institutional Shares	5.38%	5.38%	5.00%	Nov 3, 2003
Barclays U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)	6.22%	6.35%	5.55%

The after-tax returns are for Class A Shares only. The after-tax returns for Institutional and Separate Account Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs U.S. Mortgages Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs U.S. Mortgages Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs U.S. Mortgages Fund (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 1,342% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1342.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Institutional, Class IR and/or Separate Account Institutional Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Class IR and/or Separate Account Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) of U.S. issuers. The Fund may also invest in mortgage dollar rolls, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities and foreign securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures and interest rate swaps, which are used primarily to manage the Fund’s duration.

The Fund’s investments must be rated, at the time of purchase, at least BBB– by Standard & Poor’s Rating Group (“Standard & Poor’s”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, must be determined by the Investment Adviser to be of comparable quality.

The Fund’s target duration range under normal interest rate conditions is the duration of the Barclays U.S. Securitized Bond Index plus or minus 0.5 years, and since the Fund’s inception on January 3, 2003, the duration of this Index has ranged between 0.84 and 4.73 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

		The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the U.S. mortgages market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.
  Derivatives Risk—Loss may result from the Fund’s investments in interest rate futures, interest rate swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Mortgage-Backed and Other Asset-Backed Securities Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional and Separate Account Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Because Class IR Shares have not had a full calendar year of performance as of the date of this Prospectus, no performance information is shown. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional and Separate Account Institutional Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six month period ended June 30, 2012 was 2.45%. Best Quarter Q3 ‘09 +4.75% Worst Quarter Q1 ‘08 -2.43%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional and Separate Account Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional and Separate Account Institutional Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs U.S. Mortgages Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	445
3 Years	rr_ExpenseExampleYear03	635
5 Years	rr_ExpenseExampleYear05	841
10 Years	rr_ExpenseExampleYear10	1,435
2004	rr_AnnualReturn2004	4.33%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	4.69%
2007	rr_AnnualReturn2007	5.93%
2008	rr_AnnualReturn2008	(3.55%)
2009	rr_AnnualReturn2009	11.75%
2010	rr_AnnualReturn2010	6.23%
2011	rr_AnnualReturn2011	5.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.43%)
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs U.S. Mortgages Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.46%	[2]
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	191
5 Years	rr_ExpenseExampleYear05	348
10 Years	rr_ExpenseExampleYear10	804
Goldman Sachs U.S. Mortgages Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%	[2]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	162
5 Years	rr_ExpenseExampleYear05	298
10 Years	rr_ExpenseExampleYear10	694
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs U.S. Mortgages Fund | Separate Account Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%	[2]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	162
5 Years	rr_ExpenseExampleYear05	298
10 Years	rr_ExpenseExampleYear10	694
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs U.S. Mortgages Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs U.S. Mortgages Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Goldman Sachs U.S. Mortgages Fund | Barclays U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	6.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%

[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of the average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Fee Waiver and Expense Limitation

Goldman Sachs Enhanced Income Fund
Goldman Sachs Enhanced Income Fund—Summary
Investment Objective
The Goldman Sachs Enhanced Income Fund (the “Fund”) seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Enhanced Income Fund		Class A	Class B	Institutional	Administration	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Enhanced Income Fund	Class A	Class B	Institutional	Administration	Class IR
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none	none
Other Expenses	0.19%	0.19%	0.10%	0.35%	0.19%
Administration Fees	none	none	none	0.25%	none
All Other Expenses	0.19%	0.19%	0.10%	0.10%	0.19%
Total Annual Fund Operating Expenses	0.69%	1.44%	0.35%	0.60%	0.44%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Institutional, Administration and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Institutional, Administration and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Enhanced Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	219	367	528	996
Class B Shares	647	756	987	1,520
Institutional Shares	36	113	197	443
Administration Shares	61	192	335	750
Class IR Shares	45	141	246	555

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Enhanced Income Fund Class B Shares	147	456	787	1,520

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 86% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, primarily in a portfolio of U.S. dollar-denominated fixed income securities, including non-mortgage securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate notes, commercial paper and fixed and floating rate asset-backed securities and foreign securities. Except for asset-backed securities and Treasury Securities deliverable into futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. The Fund may invest across a broad range of high-grade fixed income sectors with an emphasis on the preservation of capital and liquidity. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those high grade fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities.

The Fund’s investments must be rated A by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable quality. The fund’s target duration range under normal interest rate conditions is 9 months plus or minus 1 year. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

Goldman Sachs’ Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk—Loss may result from the Fund’s investments in options, futures, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Institutional, Administration and Class IR Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 0.78%. Best Quarter Q2 ‘09 +1.92% Worst Quarter Q3 ‘08 –0.68%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Enhanced Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(2.26%)	1.53%	1.90%	2.55%	Aug 2, 2000
Class A Shares Returns After Taxes on Distributions	(2.62%)	0.67%	0.88%	1.38%	Aug 2, 2000
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(1.47%)	0.81%	1.02%	1.48%	Aug 2, 2000
Class A Shares BofA ML Six-Month U.S. Treasury Bill Index	0.27%	2.06%	2.29%	2.71%	Aug 2, 2000
Class A Shares BofA ML One-Year U.S. Treasury Note Index	0.57%	2.55%	2.49%	3.02%	Aug 2, 2000
Class A Shares Goldman Sachs Enhanced Income Fund Composite Index	0.42%	2.30%	2.39%	2.91%	Aug 2, 2000
Class B Shares	(6.30%)			0.35%	Jun 20, 2007
Class B Shares BofA ML Six-Month U.S. Treasury Bill Index	0.27%			1.72%	Jun 20, 2007
Class B Shares BofA ML One-Year U.S. Treasury Note Index	0.57%			2.31%	Jun 20, 2007
Class B Shares Goldman Sachs Enhanced Income Fund Composite Index	0.42%			2.02%	Jun 20, 2007
Institutional Shares	(0.40%)	2.22%	2.43%	3.06%	Aug 2, 2000
Institutional Shares BofA ML Six-Month U.S. Treasury Bill Index	0.27%	2.06%	2.29%	2.71%	Aug 2, 2000
Institutional Shares BofA ML One-Year U.S. Treasury Note Index	0.57%	2.55%	2.49%	3.02%	Aug 2, 2000
Institutional Shares Goldman Sachs Enhanced Income Fund Composite Index	0.42%	2.30%	2.39%	2.91%	Aug 2, 2000
Administration Shares	(0.64%)	2.03%	2.19%	2.82%	Aug 2, 2000
Administration Shares BofA ML Six-Month U.S. Treasury Bill Index	0.27%	2.06%	2.29%	2.71%	Aug 2, 2000
Administration Shares BofA ML One-Year U.S. Treasury Note Index	0.57%	2.55%	2.49%	3.02%	Aug 2, 2000
Administration Shares Goldman Sachs Enhanced Income Fund Composite Index	0.42%	2.30%	2.39%	2.91%	Aug 2, 2000
Class IR Shares	(0.37%)			(0.09%)	Jul 30, 2010
Class IR Shares BofA ML Six-Month U.S. Treasury Bill Index	0.27%			0.29%	Jul 30, 2010
Class IR Shares BofA ML One-Year U.S. Treasury Note Index	0.57%			0.55%	Jul 30, 2010
Class IR Shares Goldman Sachs Enhanced Income Fund Composite Index	0.42%			0.42%	Jul 30, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Institutional, Administration and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Enhanced Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Enhanced Income Fund (the “Fund”) seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Institutional, Administration and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Institutional, Administration and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, primarily in a portfolio of U.S. dollar-denominated fixed income securities, including non-mortgage securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate notes, commercial paper and fixed and floating rate asset-backed securities and foreign securities. Except for asset-backed securities and Treasury Securities deliverable into futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. The Fund may invest across a broad range of high-grade fixed income sectors with an emphasis on the preservation of capital and liquidity. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those high grade fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities.

The Fund’s investments must be rated A by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable quality. The fund’s target duration range under normal interest rate conditions is 9 months plus or minus 1 year. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

Goldman Sachs’ Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk—Loss may result from the Fund’s investments in options, futures, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

		U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Institutional, Administration and Class IR Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Institutional, Administration and Class IR Shares compare to those of broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 0.78%. Best Quarter Q2 ‘09 +1.92% Worst Quarter Q3 ‘08 –0.68%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Institutional, Administration and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Institutional, Administration and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Enhanced Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	219
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	528
10 Years	rr_ExpenseExampleYear10	996
2002	rr_AnnualReturn2002	2.72%
2003	rr_AnnualReturn2003	1.31%
2004	rr_AnnualReturn2004	0.52%
2005	rr_AnnualReturn2005	2.36%
2006	rr_AnnualReturn2006	4.53%
2007	rr_AnnualReturn2007	4.06%
2008	rr_AnnualReturn2008	1.10%
2009	rr_AnnualReturn2009	4.47%
2010	rr_AnnualReturn2010	0.43%
2011	rr_AnnualReturn2011	(0.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.68%)
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	756
5 Years	rr_ExpenseExampleYear05	987
10 Years	rr_ExpenseExampleYear10	1,520
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	456
5 Years	rr_ExpenseExampleNoRedemptionYear05	787
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,520
1 Year	rr_AverageAnnualReturnYear01	(6.30%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007
Goldman Sachs Enhanced Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | Administration Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	555
1 Year	rr_AverageAnnualReturnYear01	(0.37%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Enhanced Income Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	0.88%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | BofA ML Six-Month U.S. Treasury Bill Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | BofA ML Six-Month U.S. Treasury Bill Index | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007
Goldman Sachs Enhanced Income Fund | BofA ML Six-Month U.S. Treasury Bill Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | BofA ML Six-Month U.S. Treasury Bill Index | Administration Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | BofA ML Six-Month U.S. Treasury Bill Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Enhanced Income Fund | BofA ML One-Year U.S. Treasury Note Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | BofA ML One-Year U.S. Treasury Note Index | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007
Goldman Sachs Enhanced Income Fund | BofA ML One-Year U.S. Treasury Note Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | BofA ML One-Year U.S. Treasury Note Index | Administration Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | BofA ML One-Year U.S. Treasury Note Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Administration Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2000
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter.

Goldman Sachs High Quality Floating Rate Fund
Goldman Sachs High Quality Floating Rate Fund (formerly Goldman Sachs Ultra-Short Duration Government Fund)—Summary
Investment Objective
The Goldman Sachs High Quality Floating Rate Fund (the “Fund”) seeks to provide a high level of current income, consistent with low volatility of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs High Quality Floating Rate Fund	Class A	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs High Quality Floating Rate Fund		Class A	Institutional	Service	Class IR
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	none	none	none
Other Expenses		0.25%	0.16%	0.66%	0.25%
Service Fees		none	none	0.25%	none
Shareholder Administration Fees		none	none	0.25%	none
All Other Expenses		0.25%	0.16%	0.16%	0.25%
Total Annual Fund Operating Expenses		0.90%	0.56%	1.06%	0.65%
Fee Waiver and Expense Limitation	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses	[2]	0.74%	0.40%	0.90%	0.49%
[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.054% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.31% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Goldman Sachs High Quality Floating Rate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	224	417	626	1,227
Institutional Shares	41	163	297	686
Service Shares	92	321	569	1,280
Class IR Shares	50	192	346	795

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 178% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in high quality floating rate or variable rate obligations. The Fund considers “high quality” obligations to be (i) those rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, determined by the Investment Adviser to be of comparable quality, and (ii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund’s Net Assets (up to 20%) may be invested in fixed rate obligations (subject to the quality requirements specified above) or other investments. The Fund also intends to invest in derivatives, including (but not limited to) Eurodollar futures and interest rate swaps, which are used primarily to manage the Fund’s duration. The Fund may invest in obligations of foreign issuers (including sovereign and agency obligations), although 100% of the Fund’s portfolio will be invested in U.S. dollar denominated securities.

The Fund’s investments in floating and variable rate obligations may include, without limitation: agency floating rate bonds and agency Mortgage-Backed Securities, including adjustable rate mortgages and collateralized mortgage obligation floaters; asset-backed floating rate bonds including, but not limited to, those backed by Federal Family Education Loan Program (“FFELP”) student loans and credit card receivables; other floating rate Mortgage-Backed Securities; collateralized loan obligations; corporate obligations; and overnight repurchase agreements.

The Fund’s target duration range under normal interest rate conditions is that of the BofA ML Three Month U.S. Treasury Bill Index, plus or minus 1 year, and the duration of this index is typically approximately three months. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:

  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk—Loss may result from the Fund’s investments in futures, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mortgage-Backed and/or Other Asset-Backed Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Service and Class IR Shares compare to those of broad-based securities market indices. Effective as of July 27, 2012, the Goldman Sachs Ultra-Short Duration Government Fund was renamed the Goldman Sachs High Quality Floating Rate Fund. Certain of the Fund’s investment strategies and policies were also changed. Performance information prior to this date reflects the Fund’s former investment strategies and policies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 0.35%. Best Quarter Q2 ‘09 +1.69% Worst Quarter Q4 ‘08 – 1.70%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs High Quality Floating Rate Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		(2.04%)	0.95%	1.69%	3.28%	May 15, 1995
Class A Shares Returns After Taxes on Distributions		(2.14%)	0.09%	0.64%	1.75%	May 15, 1995
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares		(1.32%)	0.31%	0.82%	1.86%	May 15, 1995
Class A Shares BofA ML Three Month U.S. Treasury Bill Index	[1]	0.10%	1.48%	1.95%	3.25%	May 15, 1995
Class A Shares BofA ML Six-Month U.S. Treasury Bill Index		0.27%	2.06%	2.29%	3.57%	May 15, 1995
Class A Shares BofA ML One-Year U.S. Treasury Note Index		0.57%	2.55%	2.49%	3.83%	May 15, 1995
Class A Shares Goldman Sachs Ultra-Short Duration Government Fund Composite Index		0.42%	2.30%	2.39%	3.74%	May 15, 1995
Institutional Shares		(0.26%)	1.62%	2.22%	3.94%	Jul 17, 1991
Institutional Shares BofA ML Three Month U.S. Treasury Bill Index	[1]	0.10%	1.48%	1.95%	3.44%	Jul 17, 1991
Institutional Shares BofA ML Six-Month U.S. Treasury Bill Index		0.27%	2.06%	2.29%	3.75%	Jul 17, 1991
Institutional Shares BofA ML One-Year U.S. Treasury Note Index		0.57%	2.55%	2.49%	4.07%	Jul 17, 1991
Institutional Shares Goldman Sachs Ultra-Short Duration Government Fund Composite Index		0.42%	2.30%	2.39%	3.92%	Jul 17, 1991
Service Shares		(0.71%)	1.12%	1.74%	2.89%	Mar 27, 1997
Service Shares BofA ML Three Month U.S. Treasury Bill Index	[1]	0.10%	1.48%	1.95%	2.99%	Mar 27, 1997
Service Shares BofA ML Six-Month U.S. Treasury Bill Index		0.27%	2.06%	2.29%	3.31%	Mar 27, 1997
Service Shares BofA ML One-Year U.S. Treasury Note Index		0.57%	2.55%	2.49%	3.58%	Mar 27, 1997
Service Shares Goldman Sachs Ultra-Short Duration Government Fund Composite Index		0.42%	2.30%	2.39%	3.49%	Mar 27, 1997
Class IR Shares		(0.46%)			0.74%	Nov 30, 2007
Class IR Shares BofA ML Three Month U.S. Treasury Bill Index	[1]	0.10%			0.67%	Nov 30, 2007
Class IR Shares BofA ML Six-Month U.S. Treasury Bill Index		0.27%			1.23%	Nov 30, 2007
Class IR Shares BofA ML One-Year U.S. Treasury Note Index		0.57%			1.74%	Nov 30, 2007
Class IR Shares Goldman Sachs Ultra-Short Duration Government Fund Composite Index		0.42%			1.48%	Nov 30, 2007
[1]	Effective July 27, 2012, the Fund's performance benchmark has changed from the Goldman Sachs Ultra-Short Duration Government Fund Composite Index to the BofA ML Three Month U.S. Treasury Bill Index, which the Investment Adviser believes is a more appropriate benchmark against which to measure the Fund's performance, in light of changes to the Fund's investment strategies.

The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs High Quality Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs High Quality Floating Rate Fund (formerly Goldman Sachs Ultra-Short Duration Government Fund)—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs High Quality Floating Rate Fund (the “Fund”) seeks to provide a high level of current income, consistent with low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 178% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	178.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Institutional, Service, and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in high quality floating rate or variable rate obligations. The Fund considers “high quality” obligations to be (i) those rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, determined by the Investment Adviser to be of comparable quality, and (ii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund’s Net Assets (up to 20%) may be invested in fixed rate obligations (subject to the quality requirements specified above) or other investments. The Fund also intends to invest in derivatives, including (but not limited to) Eurodollar futures and interest rate swaps, which are used primarily to manage the Fund’s duration. The Fund may invest in obligations of foreign issuers (including sovereign and agency obligations), although 100% of the Fund’s portfolio will be invested in U.S. dollar denominated securities.

The Fund’s investments in floating and variable rate obligations may include, without limitation: agency floating rate bonds and agency Mortgage-Backed Securities, including adjustable rate mortgages and collateralized mortgage obligation floaters; asset-backed floating rate bonds including, but not limited to, those backed by Federal Family Education Loan Program (“FFELP”) student loans and credit card receivables; other floating rate Mortgage-Backed Securities; collateralized loan obligations; corporate obligations; and overnight repurchase agreements.

The Fund’s target duration range under normal interest rate conditions is that of the BofA ML Three Month U.S. Treasury Bill Index, plus or minus 1 year, and the duration of this index is typically approximately three months. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:

  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk—Loss may result from the Fund’s investments in futures, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mortgage-Backed and/or Other Asset-Backed Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

		U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Service and Class IR Shares compare to those of broad-based securities market indices. Effective as of July 27, 2012, the Goldman Sachs Ultra-Short Duration Government Fund was renamed the Goldman Sachs High Quality Floating Rate Fund. Certain of the Fund’s investment strategies and policies were also changed. Performance information prior to this date reflects the Fund’s former investment strategies and policies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Service and Class IR Shares compare to those of broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 0.35%. Best Quarter Q2 ‘09 +1.69% Worst Quarter Q4 ‘08 – 1.70%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 27, 2012, the Fund’s performance benchmark has changed from the Goldman Sachs Ultra-Short Duration Government Fund Composite Index to the BofA ML Three Month U.S. Treasury Bill Index, which the Investment Adviser believes is a more appropriate benchmark against which to measure the Fund’s performance, in light of changes to the Fund’s investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Service and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs High Quality Floating Rate Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[2]
1 Year	rr_ExpenseExampleYear01	224
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	1,227
2002	rr_AnnualReturn2002	2.75%
2003	rr_AnnualReturn2003	1.12%
2004	rr_AnnualReturn2004	1.37%
2005	rr_AnnualReturn2005	2.36%
2006	rr_AnnualReturn2006	4.68%
2007	rr_AnnualReturn2007	4.64%
2008	rr_AnnualReturn2008	(1.67%)
2009	rr_AnnualReturn2009	3.84%
2010	rr_AnnualReturn2010	0.19%
2011	rr_AnnualReturn2011	(0.59%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.70%)
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1995
Goldman Sachs High Quality Floating Rate Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%	[2]
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	163
5 Years	rr_ExpenseExampleYear05	297
10 Years	rr_ExpenseExampleYear10	686
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 17, 1991
Goldman Sachs High Quality Floating Rate Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,280
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1997
Goldman Sachs High Quality Floating Rate Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%	[2]
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	795
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs High Quality Floating Rate Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
5 Years	rr_AverageAnnualReturnYear05	0.09%
10 Years	rr_AverageAnnualReturnYear10	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1995
Goldman Sachs High Quality Floating Rate Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1995
Goldman Sachs High Quality Floating Rate Fund | BofA ML Three Month U.S. Treasury Bill Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.48%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.95%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1995	[3]
Goldman Sachs High Quality Floating Rate Fund | BofA ML Three Month U.S. Treasury Bill Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.48%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.95%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 17, 1991	[3]
Goldman Sachs High Quality Floating Rate Fund | BofA ML Three Month U.S. Treasury Bill Index | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.48%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.95%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1997	[3]
Goldman Sachs High Quality Floating Rate Fund | BofA ML Three Month U.S. Treasury Bill Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007	[3]
Goldman Sachs High Quality Floating Rate Fund | BofA ML Six-Month U.S. Treasury Bill Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1995
Goldman Sachs High Quality Floating Rate Fund | BofA ML Six-Month U.S. Treasury Bill Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 17, 1991
Goldman Sachs High Quality Floating Rate Fund | BofA ML Six-Month U.S. Treasury Bill Index | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1997
Goldman Sachs High Quality Floating Rate Fund | BofA ML Six-Month U.S. Treasury Bill Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs High Quality Floating Rate Fund | BofA ML One-Year U.S. Treasury Note Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1995
Goldman Sachs High Quality Floating Rate Fund | BofA ML One-Year U.S. Treasury Note Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 17, 1991
Goldman Sachs High Quality Floating Rate Fund | BofA ML One-Year U.S. Treasury Note Index | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1997
Goldman Sachs High Quality Floating Rate Fund | BofA ML One-Year U.S. Treasury Note Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs High Quality Floating Rate Fund | Goldman Sachs Ultra-Short Duration Government Fund Composite Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1995
Goldman Sachs High Quality Floating Rate Fund | Goldman Sachs Ultra-Short Duration Government Fund Composite Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 17, 1991
Goldman Sachs High Quality Floating Rate Fund | Goldman Sachs Ultra-Short Duration Government Fund Composite Index | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1997
Goldman Sachs High Quality Floating Rate Fund | Goldman Sachs Ultra-Short Duration Government Fund Composite Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007

[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.054% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.31% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Fee Waiver and Expense Limitation
[3]	Effective July 27, 2012, the Fund's performance benchmark has changed from the Goldman Sachs Ultra-Short Duration Government Fund Composite Index to the BofA ML Three Month U.S. Treasury Bill Index, which the Investment Adviser believes is a more appropriate benchmark against which to measure the Fund's performance, in light of changes to the Fund's investment strategies.

Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Government Fund—Summary
Investment Objective
The Goldman Sachs Short Duration Government Fund (the “Fund”) seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Short Duration Government Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	2.00%	0.65%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within three years of purchase at a rate of 2.0% in the first year, declining to 1% in the third year, and eliminated thereafter. A CDSC of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Short Duration Government Fund		Class A	Class B	Class C	Institutional	Service	Class IR
Management Fees		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.16%	0.16%	0.16%	0.07%	0.57%	0.16%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.16%	0.16%	0.16%	0.07%	0.07%	0.16%
Total Annual Fund Operating Expenses		0.87%	1.62%	1.62%	0.53%	1.03%	0.62%
Fee Waiver and Expense Limitation	[1]	(0.03%)	(0.18%)	(0.38%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses	[2]	0.84%	1.44%	1.24%	0.50%	1.00%	0.59%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to (i) waive a portion of the distribution and service (12b-1) fees equal to 0.15% of the average daily net assets attributable to Class B Shares of the Fund, and (ii) waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Short Duration Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	234	420	622	1,204
Class B Shares	347	594	864	1,706
Class C Shares	191	474	846	1,890
Institutional Shares	51	167	293	662
Service Shares	102	325	566	1,257
Class IR Shares	60	196	343	771

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Short Duration Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	147	494	864	1,706
Class C Shares	126	474	846	1,890

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 359% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and in repurchase agreements collateralized by such securities. Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options and interest rate swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s target duration range under normal interest rate conditions is that of the BofA ML Two-Year U.S. Treasury Note Index, plus or minus 1 year, and over the past ten years ended June 30, 2012, the duration of this index has been approximately 1.92 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk—Loss may result from the Fund’s investments in options, futures, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mortgage-Backed and/or Other Asset-Backed Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 0.29%. Best Quarter Q4 ‘08 +3.37% Worst Quarter Q2 ‘04 –1.09%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Short Duration Government Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(0.86%)	3.86%	3.39%	4.30%	May 1, 1997
Class A Shares Returns After Taxes on Distributions	(1.03%)	2.91%	2.30%	2.80%	May 1, 1997
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(0.56%)	2.78%	2.27%	2.76%	May 1, 1997
Class A Shares BofA ML Two-Year U.S. Treasury Note Index	1.46%	3.90%	3.45%	4.31%	May 1, 1997
Class B Shares	(1.75%)	3.60%	3.05%	4.08%	May 1, 1997
Class B Shares BofA ML Two-Year U.S. Treasury Note Index	1.46%	3.90%	3.45%	4.31%	May 1, 1997
Class C Shares	(0.34%)	3.52%	2.84%	3.57%	Aug 15, 1997
Class C Shares BofA ML Two-Year U.S. Treasury Note Index	1.46%	3.90%	3.45%	4.22%	Aug 15, 1997
Institutional Shares	1.03%	4.55%	3.93%	5.66%	Aug 15, 1988
Institutional Shares BofA ML Two-Year U.S. Treasury Note Index	1.46%	3.90%	3.45%	5.34%	Aug 15, 1988
Service Shares	0.53%	4.02%	3.41%	4.42%	Apr 10, 1996
Service Shares BofA ML Two-Year U.S. Treasury Note Index	1.46%	3.90%	3.45%	4.42%	Apr 10, 1996
Class IR Shares	1.04%			3.87%	Nov 30, 2007
Class IR Shares BofA ML Two-Year U.S. Treasury Note Index	1.46%			3.02%	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Short Duration Government Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Short Duration Government Fund (the “Fund”) seeks a high level of current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, in seeking current income, may also consider the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 359% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	359.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within three years of purchase at a rate of 2.0% in the first year, declining to 1% in the third year, and eliminated thereafter. A CDSC of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and in repurchase agreements collateralized by such securities. Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options and interest rate swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s target duration range under normal interest rate conditions is that of the BofA ML Two-Year U.S. Treasury Note Index, plus or minus 1 year, and over the past ten years ended June 30, 2012, the duration of this index has been approximately 1.92 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk—Loss may result from the Fund’s investments in options, futures, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mortgage-Backed and/or Other Asset-Backed Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

		U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 0.29%. Best Quarter Q4 ‘08 +3.37% Worst Quarter Q2 ‘04 –1.09%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Short Duration Government Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[3]
1 Year	rr_ExpenseExampleYear01	234
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,204
2002	rr_AnnualReturn2002	6.50%
2003	rr_AnnualReturn2003	2.08%
2004	rr_AnnualReturn2004	1.11%
2005	rr_AnnualReturn2005	1.07%
2006	rr_AnnualReturn2006	3.97%
2007	rr_AnnualReturn2007	6.60%
2008	rr_AnnualReturn2008	7.98%
2009	rr_AnnualReturn2009	3.82%
2010	rr_AnnualReturn2010	1.97%
2011	rr_AnnualReturn2011	0.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.09%)
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Government Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[3]
1 Year	rr_ExpenseExampleYear01	347
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	864
10 Years	rr_ExpenseExampleYear10	1,706
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	494
5 Years	rr_ExpenseExampleNoRedemptionYear05	864
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,706
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Government Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[3]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	846
10 Years	rr_ExpenseExampleYear10	1,890
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	846
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,890
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Short Duration Government Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59%	[3]
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	196
5 Years	rr_ExpenseExampleYear05	343
10 Years	rr_ExpenseExampleYear10	771
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Short Duration Government Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	293
10 Years	rr_ExpenseExampleYear10	662
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1988
Goldman Sachs Short Duration Government Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[3]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	566
10 Years	rr_ExpenseExampleYear10	1,257
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 10, 1996
Goldman Sachs Short Duration Government Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Government Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.56%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Government Fund | BofA ML Two-Year U.S. Treasury Note Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Government Fund | BofA ML Two-Year U.S. Treasury Note Index | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Goldman Sachs Short Duration Government Fund | BofA ML Two-Year U.S. Treasury Note Index | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Short Duration Government Fund | BofA ML Two-Year U.S. Treasury Note Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Short Duration Government Fund | BofA ML Two-Year U.S. Treasury Note Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1988
Goldman Sachs Short Duration Government Fund | BofA ML Two-Year U.S. Treasury Note Index | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 10, 1996

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within three years of purchase at a rate of 2.0% in the first year, declining to 1% in the third year, and eliminated thereafter. A CDSC of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to (i) waive a portion of the distribution and service (12b-1) fees equal to 0.15% of the average daily net assets attributable to Class B Shares of the Fund, and (ii) waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[3]	After Fee Waiver and Expense Limitation

Goldman Sachs Inflation Protected Securities Fund
Goldman Sachs Inflation Protected Securities Fund—Summary
Investment Objective
The Goldman Sachs Inflation Protected Securities Fund (the “Fund”) seeks real return consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Inflation Protected Securities Fund		Class A	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Inflation Protected Securities Fund		Class A	Class C	Institutional	Class IR	Class R
Management Fees		0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses		0.25%	0.25%	0.16%	0.25%	0.25%
Total Annual Fund Operating Expenses		0.83%	1.58%	0.49%	0.58%	1.08%
Fee Waiver and Expense Limitation	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses	[2][3]	0.62%	1.37%	0.28%	0.37%	0.87%
[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.044% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective rate of 0.20% as an annual percentage rate of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Inflation Protected Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	436	610	798	1,343
Class C Shares	239	478	841	1,861
Institutional Shares	29	136	253	596
Class IR Shares	38	165	303	706
Class R Shares	89	323	575	1,298

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Inflation Protected Securities Fund Class C Shares	139	478	841	1,861

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 194% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”).

IPS are designed to provide inflation protection to investors. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation, while other issuers of IPS may use other indices as the measure of inflation. IPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the CPIU. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation protected bonds typically have lower yields than conventional fixed-rate bonds.

The remainder of the Fund’s Net Assets (up to 20%) may be invested in other fixed income securities, including securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers.

The Fund’s target duration range under normal interest rate conditions is that of the Barclays U.S. TIPS Index, plus or minus 2 years, and over the past ten years ended June 30, 2012, the duration of this index has ranged between 7.4 and 9.2 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

CPIU Measurement Risk—The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of the Inflation Protected Securities Fund.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Deflation Risk—The Inflation Protected Securities Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation.” If this occurs, the principal and income of inflation-protected fixed income securities held by the Fund would likely decline in price, which could result in losses for the Fund.

Inflation Protected Securities Risk—The value of IPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. The market for IPS may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Tax Consequences Risk—The Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (Class A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 3.74%. Best Quarter Q1 ‘08 +5.99% Worst Quarter Q3 ‘08 – 3.45%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Inflation Protected Securities Fund	1 Year	Since Inception	Inception Date
Class A Shares	8.99%	6.77%	Aug 31, 2007
Class A Shares Returns After Taxes on Distributions	5.46%	4.97%	Aug 31, 2007
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.85%	4.76%	Aug 31, 2007
Class A Shares Barclays U.S. TIPS Index	13.56%	8.01%	Aug 31, 2007
Class C Shares	11.29%	6.98%	Aug 31, 2007
Class C Shares Barclays U.S. TIPS Index	13.56%	8.01%	Aug 31, 2007
Institutional Shares	13.57%	8.14%	Aug 31, 2007
Institutional Shares Barclays U.S. TIPS Index	13.56%	8.01%	Aug 31, 2007
Class IR Shares	13.49%	6.94%	Nov 30, 2007
Class IR Shares Barclays U.S. TIPS Index	13.56%	6.85%	Nov 30, 2007
Class R Shares	12.93%	6.45%	Nov 30, 2007
Class R Shares Barclays U.S. TIPS Index	13.56%	6.85%	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Inflation Protected Securities Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Inflation Protected Securities Fund (the “Fund”) seeks real return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 194% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”).

IPS are designed to provide inflation protection to investors. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation, while other issuers of IPS may use other indices as the measure of inflation. IPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the CPIU. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation protected bonds typically have lower yields than conventional fixed-rate bonds.

The remainder of the Fund’s Net Assets (up to 20%) may be invested in other fixed income securities, including securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers.

The Fund’s target duration range under normal interest rate conditions is that of the Barclays U.S. TIPS Index, plus or minus 2 years, and over the past ten years ended June 30, 2012, the duration of this index has ranged between 7.4 and 9.2 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

CPIU Measurement Risk—The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of the Inflation Protected Securities Fund.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Deflation Risk—The Inflation Protected Securities Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation.” If this occurs, the principal and income of inflation-protected fixed income securities held by the Fund would likely decline in price, which could result in losses for the Fund.

Inflation Protected Securities Risk—The value of IPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. The market for IPS may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Tax Consequences Risk—The Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income.

		U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 3.74%. Best Quarter Q1 ‘08 +5.99% Worst Quarter Q3 ‘08 – 3.45%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Inflation Protected Securities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.62%	[3],[4]
1 Year	rr_ExpenseExampleYear01	436
3 Years	rr_ExpenseExampleYear03	610
5 Years	rr_ExpenseExampleYear05	798
10 Years	rr_ExpenseExampleYear10	1,343
2008	rr_AnnualReturn2008	(1.37%)
2009	rr_AnnualReturn2009	10.36%
2010	rr_AnnualReturn2010	5.94%
2011	rr_AnnualReturn2011	13.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.45%)
1 Year	rr_AverageAnnualReturnYear01	8.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Goldman Sachs Inflation Protected Securities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%	[3],[4]
1 Year	rr_ExpenseExampleYear01	239
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	841
10 Years	rr_ExpenseExampleYear10	1,861
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	478
5 Years	rr_ExpenseExampleNoRedemptionYear05	841
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,861
1 Year	rr_AverageAnnualReturnYear01	11.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Goldman Sachs Inflation Protected Securities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.28%	[3],[4]
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	136
5 Years	rr_ExpenseExampleYear05	253
10 Years	rr_ExpenseExampleYear10	596
1 Year	rr_AverageAnnualReturnYear01	13.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Goldman Sachs Inflation Protected Securities Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%	[3],[4]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	165
5 Years	rr_ExpenseExampleYear05	303
10 Years	rr_ExpenseExampleYear10	706
1 Year	rr_AverageAnnualReturnYear01	13.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Inflation Protected Securities Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[3],[4]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,298
1 Year	rr_AverageAnnualReturnYear01	12.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Inflation Protected Securities Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Goldman Sachs Inflation Protected Securities Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Goldman Sachs Inflation Protected Securities Fund | Barclays U.S. TIPS Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Goldman Sachs Inflation Protected Securities Fund | Barclays U.S. TIPS Index | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Goldman Sachs Inflation Protected Securities Fund | Barclays U.S. TIPS Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Goldman Sachs Inflation Protected Securities Fund | Barclays U.S. TIPS Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Inflation Protected Securities Fund | Barclays U.S. TIPS Index | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.044% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective rate of 0.20% as an annual percentage rate of the Fund's average daily net assets. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[4]	After Fee Waiver and Expense Limitation

Goldman Sachs Government Income Fund
Goldman Sachs Government Income Fund—Summary
Investment Objective
The Goldman Sachs Government Income Fund (the “Fund”) seeks a high level of current income, consistent with safety of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Government Income Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Government Income Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.21%	0.21%	0.21%	0.12%	0.62%	0.21%	0.21%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.21%	0.21%	0.21%	0.12%	0.12%	0.21%	0.21%
Total Annual Fund Operating Expenses		1.00%	1.75%	1.75%	0.66%	1.16%	0.75%	1.25%
Fee Waiver and Expense Limitation	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses	[2]	0.92%	1.67%	1.67%	0.58%	1.08%	0.67%	1.17%
[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.53% as an annual percentage rate of average daily net assets of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Government Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	465	674	899	1,547
Class B Shares	670	843	1,141	1,858
Class C Shares	270	543	941	2,056
Institutional Shares	59	203	360	815
Service Shares	110	361	631	1,402
Class IR Shares	68	232	409	923
Class R Shares	119	389	679	1,504

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Government Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	170	543	941	1,858
Class C Shares	170	543	941	2,056

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 763% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and in repurchase agreements collateralized by such securities. The remainder of the Fund’s Net Assets may be invested in non-government securities such as privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities and corporate securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s investments in non-U.S. Government Securities must be rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable quality. The Fund’s target duration range under normal interest rate conditions is that of the Barclays Government/Mortgage Index, plus or minus one year, and over the past ten years ended June 30, 2012, the duration of this index has ranged between 2.99 and 4.59 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk—Loss may result from the Fund’s investments in futures, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and/or Other Asset-Backed Securities Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2012 was 1.75%. Best Quarter Q3 ‘02 +4.19% Worst Quarter Q2 ‘04 –1.83%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Government Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	2.51%	4.75%	4.57%	5.62%	Feb 10, 1993
Class A Shares Returns After Taxes on Distributions	1.29%	3.24%	3.12%	3.58%	Feb 10, 1993
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.62%	3.19%	3.07%	3.55%	Feb 10, 1993
Class A Shares Barclays Government/Mortgage Index	7.74%	6.56%	5.64%	6.24%	Feb 10, 1993
Class B Shares	0.55%	4.37%	4.33%	5.36%	May 1, 1996
Class B Shares Barclays Government/Mortgage Index	7.74%	6.56%	5.64%	6.36%	May 1, 1996
Class C Shares	4.66%	4.76%	4.19%	4.73%	Aug 15, 1997
Class C Shares Barclays Government/Mortgage Index	7.74%	6.56%	5.64%	6.17%	Aug 15, 1997
Institutional Shares	6.92%	5.91%	5.36%	5.91%	Aug 15, 1997
Institutional Shares Barclays Government/Mortgage Index	7.74%	6.56%	5.64%	6.17%	Aug 15, 1997
Service Shares	6.39%	5.40%	4.84%	5.38%	Aug 15, 1997
Service Shares Barclays Government/Mortgage Index	7.74%	6.56%	5.64%	6.17%	Aug 15, 1997
Class IR Shares	6.82%			5.46%	Nov 30, 2007
Class IR Shares Barclays Government/Mortgage Index	7.74%			6.20%	Nov 30, 2007
Class R Shares	6.29%			4.97%	Nov 30, 2007
Class R Shares Barclays Government/Mortgage Index	7.74%			6.20%	Nov 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Government Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Government Income Fund (the “Fund”) seeks a high level of current income, consistent with safety of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 763% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	763.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and in repurchase agreements collateralized by such securities. The remainder of the Fund’s Net Assets may be invested in non-government securities such as privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities and corporate securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s investments in non-U.S. Government Securities must be rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable quality. The Fund’s target duration range under normal interest rate conditions is that of the Barclays Government/Mortgage Index, plus or minus one year, and over the past ten years ended June 30, 2012, the duration of this index has ranged between 2.99 and 4.59 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration.

Derivatives Risk—Loss may result from the Fund’s investments in futures, swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and/or Other Asset-Backed Securities Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

		U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2012 was 1.75%. Best Quarter Q3 ‘02 +4.19% Worst Quarter Q2 ‘04 –1.83%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Government Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[3]
1 Year	rr_ExpenseExampleYear01	465
3 Years	rr_ExpenseExampleYear03	674
5 Years	rr_ExpenseExampleYear05	899
10 Years	rr_ExpenseExampleYear10	1,547
2002	rr_AnnualReturn2002	9.46%
2003	rr_AnnualReturn2003	3.12%
2004	rr_AnnualReturn2004	3.68%
2005	rr_AnnualReturn2005	2.06%
2006	rr_AnnualReturn2006	3.79%
2007	rr_AnnualReturn2007	6.90%
2008	rr_AnnualReturn2008	4.99%
2009	rr_AnnualReturn2009	4.61%
2010	rr_AnnualReturn2010	4.82%
2011	rr_AnnualReturn2011	6.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.83%)
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 1993
Goldman Sachs Government Income Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.67%	[3]
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	843
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,858
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	543
5 Years	rr_ExpenseExampleNoRedemptionYear05	941
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,858
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	4.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Government Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.67%	[3]
1 Year	rr_ExpenseExampleYear01	270
3 Years	rr_ExpenseExampleYear03	543
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	2,056
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	543
5 Years	rr_ExpenseExampleNoRedemptionYear05	941
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,056
1 Year	rr_AverageAnnualReturnYear01	4.66%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Government Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.58%	[3]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	203
5 Years	rr_ExpenseExampleYear05	360
10 Years	rr_ExpenseExampleYear10	815
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Government Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.08%	[3]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	361
5 Years	rr_ExpenseExampleYear05	631
10 Years	rr_ExpenseExampleYear10	1,402
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Government Income Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.67%	[3]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	409
10 Years	rr_ExpenseExampleYear10	923
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Government Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[3]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	679
10 Years	rr_ExpenseExampleYear10	1,504
1 Year	rr_AverageAnnualReturnYear01	6.29%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Government Income Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.29%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 1993
Goldman Sachs Government Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.62%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 1993
Goldman Sachs Government Income Fund | Barclays Government/Mortgage Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 1993
Goldman Sachs Government Income Fund | Barclays Government/Mortgage Index | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Goldman Sachs Government Income Fund | Barclays Government/Mortgage Index | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Government Income Fund | Barclays Government/Mortgage Index | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Government Income Fund | Barclays Government/Mortgage Index | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1997
Goldman Sachs Government Income Fund | Barclays Government/Mortgage Index | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Goldman Sachs Government Income Fund | Barclays Government/Mortgage Index | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.53% as an annual percentage rate of average daily net assets of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	After Fee Waiver and Expense Limitation

Goldman Sachs Short Duration Income Fund
Goldman Sachs Short Duration Income Fund—Summary
Investment Objective
The Goldman Sachs Short Duration Income Fund (the “Fund”) seeks total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Short Duration Income Fund		Class A	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	0.65%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Short Duration Income Fund		Class A	Class C	Institutional	Class IR	Class R
Management Fees		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses	[1]	5.50%	5.50%	5.41%	5.50%	5.50%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		6.23%	6.98%	5.89%	5.98%	6.48%
Fee Waiver and Expense Limitation	[3]	(5.43%)	(5.78%)	(5.43%)	(5.43%)	(5.43%)
Total Annual Fund Operating Expenses	[4]	0.80%	1.20%	0.46%	0.55%	1.05%
[1]	The Fund's "Other Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Fund's "Acquired Fund Fees and Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund's average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date, the Investment Adviser or Goldman Sachs (as applicable) may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Short Duration Income Fund (USD $)	1 Year	3 Years
Class A Shares	237	1,500
Class C Shares	194	1,549
Institutional Shares	54	1,274
Class IR Shares	63	1,300
Class R Shares	114	1,441

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years
Goldman Sachs Short Duration Income Fund Class C Shares	129	1,549

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 29% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. or foreign fixed income securities. These fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, collateralized loan obligations, agency and privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, high yield non-investment grade fixed income securities (i.e., securities rated BB, Ba or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality), high yield floating rate loans (“Bank Loans”) and sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and may purchase securities of issuers in default. The Fund may seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies including the Goldman Sachs High Yield Fund, Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.

The Fund may not invest, in the aggregate, more than 20% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in (i) emerging countries debt; (ii) non-investment grade fixed income securities; and (iii) collateralized loan obligations.

The Fund may engage in forward foreign currency transactions for both investment and hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile).

The Fund also intends to invest in other derivative instruments, including interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars.

Except as described above, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. The Fund will deem a security to have the highest credit rating assigned to it from an NRSRO at the time of purchase, if more than one NRSRO rates the security. Unrated securities may be purchased by the Fund if they are determined by the Investment Adviser to be of comparable quality.

In pursuing its investment objective, the Fund uses a composite index consisting of the Barclays US Corporate Bonds Index, 1-5 Years (50%) and the Barclays 1-5 Year U.S. Government Index (50%) (the “Index”) as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index.

The Fund’s maximum target duration under normal interest rate conditions is 3.5 years. During the ten-year period ended June 30, 2012, the duration of the Index ranged between 2.42 and 2.72 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Call Risk. An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Counterparty Risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, might not be available in connection with over the counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk. Loss may result from the Fund’s investments in options, futures, forwards, swaps, options on swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Expenses Risk. By investing in other investment companies indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Extension Risk. An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to invest in higher-yielding securities.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Senior Loan Risk. Senior secured floating rate and fixed rate loans or debt (“Senior Loans”) hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Fund to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of Senior Loans.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Performance
As the Fund had not operated for a full calendar year as of the date of this Prospectus, there is no performance information quoted for the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Goldman Sachs Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Short Duration Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Short Duration Income Fund (the “Fund”) seeks total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 27, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Fund’s “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. or foreign fixed income securities. These fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, collateralized loan obligations, agency and privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, high yield non-investment grade fixed income securities (i.e., securities rated BB, Ba or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality), high yield floating rate loans (“Bank Loans”) and sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and may purchase securities of issuers in default. The Fund may seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies including the Goldman Sachs High Yield Fund, Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.

The Fund may not invest, in the aggregate, more than 20% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in (i) emerging countries debt; (ii) non-investment grade fixed income securities; and (iii) collateralized loan obligations.

The Fund may engage in forward foreign currency transactions for both investment and hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile).

The Fund also intends to invest in other derivative instruments, including interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars.

Except as described above, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. The Fund will deem a security to have the highest credit rating assigned to it from an NRSRO at the time of purchase, if more than one NRSRO rates the security. Unrated securities may be purchased by the Fund if they are determined by the Investment Adviser to be of comparable quality.

In pursuing its investment objective, the Fund uses a composite index consisting of the Barclays US Corporate Bonds Index, 1-5 Years (50%) and the Barclays 1-5 Year U.S. Government Index (50%) (the “Index”) as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index.

The Fund’s maximum target duration under normal interest rate conditions is 3.5 years. During the ten-year period ended June 30, 2012, the duration of the Index ranged between 2.42 and 2.72 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

GSAM’s Fixed Income Investing Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Call Risk. An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Counterparty Risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, might not be available in connection with over the counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk. Loss may result from the Fund’s investments in options, futures, forwards, swaps, options on swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Expenses Risk. By investing in other investment companies indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Extension Risk. An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to invest in higher-yielding securities.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Senior Loan Risk. Senior secured floating rate and fixed rate loans or debt (“Senior Loans”) hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Fund to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of Senior Loans.

		U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As the Fund had not operated for a full calendar year as of the date of this Prospectus, there is no performance information quoted for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As the Fund had not operated for a full calendar year as of the date of this Prospectus, there is no performance information quoted for the Fund.
Goldman Sachs Short Duration Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.23%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(5.43%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[5]
1 Year	rr_ExpenseExampleYear01	237
3 Years	rr_ExpenseExampleYear03	1,500
Goldman Sachs Short Duration Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.98%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(5.78%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[5]
1 Year	rr_ExpenseExampleYear01	194
3 Years	rr_ExpenseExampleYear03	1,549
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,549
Goldman Sachs Short Duration Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.41%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.89%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(5.43%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.46%	[5]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	1,274
Goldman Sachs Short Duration Income Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.98%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(5.43%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[5]
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	1,300
Goldman Sachs Short Duration Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	5.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.48%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(5.43%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[5]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	1,441

[1]	A contingent deferred sales charge ("CDSC") of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund's "Other Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Fund's "Acquired Fund Fees and Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund's average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. These arrangements will remain in effect through at least July 27, 2013, and prior to such date, the Investment Adviser or Goldman Sachs (as applicable) may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[5]	After Fee Waiver and Expense Limitation

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012